As filed with the Securities and Exchange Commission on August 2, 2010
1933 Act File No. 333- 158147
1940 Act File No. 811-09141

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. PRE-EFFECTIVE AMENDMENT NO. 1	☐ ☐ ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 5 (Check appropriate box or boxes)	☒

EATON VANCE MUNICIPAL INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 482-8260

Frederick S. Marius
Two International Place Boston, Massachusetts 02110
Name and Address (of Agent for Service)

Copies of Communications to:

Mark P. Goshko, Esq. Clair E. Pagnano, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street, 20th Floor Boston, Massachusetts 02111

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

It is proposed that this filing will become effective  (check appropriate box):
☒ when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fees (1)(2)
Common Shares, $0.01 par value	110,865 Shares	$9.02	$1,000,002	$55.80

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933 based on the average of the high and low sales prices of the shares of beneficial interest on March 18, 2009 as reported on the New York Stock Exchange.

(2)	A registration fee of $55.80 was previously paid in connection with the initial filing filed on March 23, 2009.

____________________________________

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS		SUBJECT TO COMPLETION [ ], 2010

[EATON VANCE LOGO]	Shares

Eaton Vance Municipal Income Trust

Common Shares

Investment Objective and Policies.  Eaton Vance Municipal Income Trust (the “Trust”) is a diversified, closed-end management investment company which commenced operations in January 1999.  The Trust’s investment objective is to provide current income exempt from regular federal income tax.  The Trust pursues its investment objective by investing primarily in investment grade municipal securities.  The Trust may also invest a portion of its assets in higher risk, higher yielding municipal securities of lesser quality.  The Trust’s net asset value (“NAV”) and distribution rate will vary, and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers. Fluctuations in NAV may be magnified as a result of the Trust’s use of leverage, which may be a speculative investment technique.  An investment in the Trust may not be appropriate for all investors, particularly those subject to the federal alternative minimum tax (“AMT”).  Closed-end fund shares frequently trade at a discount to their NAV.  There is no assurance that the Trust will achieve its investment objective.

Investment Adviser.  The Trust’s investment adviser is Eaton Vance Management (“Eaton Vance” or the “Adviser”).  As of June 30, 2010, Eaton Vance and its affiliates managed approximately $165.4 billion of assets, including 64 municipal bond funds with combined assets of about $27.5 billion.

The Offering.  This prospectus applies to [       ] shares of beneficial interest (the “Common Shares”) of the Trust, which may be issued and sold from time to time by the Trust (the “Offering”) through Eaton Vance Distributors, Inc. (“EVD”), as distributor and principal underwriter, through broker-dealers that have entered into selected dealer agreements with EVD.  See “Plan of distribution.”  The Common Shares will be sold at market prices, which shall be determined with reference to trades on the New York Stock Exchange (“NYSE”), subject to a minimum price to be established each day by the Trust.  The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the sales commission to be paid to EVD.  The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Trust’s Common Shares are trading on the NYSE on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Trust to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Trust will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.  As of [June 30], 2010, the last reported sales price of a Common Share of the Trust on the NYSE was $[___]. (continued on inside cover page)

The shares of closed-end investment companies often trade at a discount from their net asset value, which may increase investors’ risk of loss. The returns earned by holders of the Common Shares (“Common Shareholders”) who purchase their shares in this offering and sell their shares below net asset value will be reduced.

Investing in the Common Shares involves certain risks. See “Investment objective, policies and risks” beginning on page [  ] of this prospectus.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

(continued from previous page)

Portfolio Contents.   During normal market conditions, the Trust will invest at least 80% of its total assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (“municipal obligations”).

At least 65% of the Trust’s total assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or by Fitch Ratings (“Fitch”)), or, if unrated, determined by Eaton Vance to be of at least investment grade quality.  From time to time,  the Trust may hold a significant number of municipal obligations not rated by a nationally recognized statistical rating organization (“Rating Agency”). When the Trust invests in unrated municipal obligations, it may be more dependent on Eaton Vance’s research capabilities than when it invests in rated municipal obligations.

The Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade by each of Moody’s, S&P and Fitch (but no more than 30% of total assets may be rated lower than B by each of Moody’s, S&P and Fitch) and unrated municipal obligations considered to be of comparable quality by Eaton Vance.  Investment in municipal obligations of below investment grade quality involves special risks as compared with investment in higher grade municipal obligations.  These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading.  Securities rated below investment grade are commonly known as “junk bonds.”  Such securities are regarded, on balance, as predominantly speculative with respect to the issuer’s ability to pay interest and repay principal owed.

The Trust may purchase and sell various kinds of financial futures contracts and related options, including futures contracts and related options based on various debt securities and securities indices, as well as interest rate swaps and forward rate contracts, to seek to hedge against changes in interest rates, as a substitute for the purchase of securities or for other risk management purposes.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the AMT for individual investors.  Distributions to corporate investors of certain interest income may also be indirectly subject  to the AMT.  The Trust may not be suitable for investors subject to the AMT.

Leverage.  The Trust currently uses leverage created by issuing auction preferred shares (“APS”).  On [June 30, 2010], the Trust had outstanding 2,000 Series A, 2,000 Series B and 806 Series C APS, with a liquidation preference per share of $25,000 plus the amount of any accumulated but unpaid dividends.  The Trust also invests in residual interest bonds.  Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term tax-exempt interest rates and provide the economic effect of leverage.  As of [June 30, 2010], the Trust had no outstanding borrowings.

The Adviser anticipates that the use of leverage (from the issuance of APS, any borrowings, and residual interest bonds) will result in higher income to Common Shareholders over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful. The fee paid to Eaton Vance will be calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of APS, borrowings and leverage created by residual interest bonds, so the fees will be higher when leverage is utilized. In this regard, holders of debt or preferred securities do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee. See “Investment objective, policies and risks—Use of leverage and related risks” at page [   ], “Investment objective, policies and risks—Additional risk considerations” at page [   ]  and “Description of capital structure” at page [  ].]

Investment Rationale. Eaton Vance seeks to find municipal obligations exhibiting relative value as compared to other opportunities in the municipal marketplace.  Eaton Vance’s team of research analysts, traders and portfolio managers are devoted exclusively to analyzing municipal securities.  The team’s goal is to find municipal bonds that are attractively priced in relation to other available opportunities due to differing dynamics in individual sectors of the municipal bond market, municipal bond supply, and the structure of individual bonds, especially in regard to maturities, coupons, and call dates.  Eaton Vance views research capability as being key to identifying trends that impact the yield-spread relationship among bonds.

Exchange listing.  As of [June 30], 2010, the Trust had [__] Common Shares outstanding, which are traded on the NYSE under the symbol “EVN.”  As of [June 30], 2010, the last reported sales price of a Common Share of the Trust on the NYSE was $[__].  Any new Common Shares offered and sold pursuant to this Registration Statement will also be listed on the NYSE and trade under this symbol.

This prospectus sets forth concisely information you should know before investing in the Trust.  Please read and retain this prospectus for future reference.  A Statement of Additional Information dated [          ], 2010 has been filed with the SEC.  The Statement of Additional Information, annual and semi-annual reports to shareholders when available and other information about the Trust and can be obtained without charge by calling 1-800-225-6265 or by writing to the Trust at the address below or from the Trust’s website (http://www.eatonvance.com).  A table of contents to the Statement of Additional Information is located at page [  ] of this prospectus.  This prospectus incorporates by reference the entire Statement of Additional Information.  The Statement of Additional Information is available along with other Trust-related materials: at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the reference room); from the EDGAR database on the SEC’s internet site (http://www.sec.gov); upon payment of copying fees by writing to the SEC’s public reference section, Washington, DC 20549-0102; or by electronic mail at publicinfo@sec.gov.  The Trust’s address is Two International Place, Boston, Massachusetts 02110 and its telephone number is 1-800-225-6265.

The Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this prospectus.  The Trust has not authorized anyone to provide you with different information.  If anyone provides you with different or inconsistent information, you should not rely on it.  The Trust is not making an offer of these securities in any jurisdiction where the offer or sale is not permitted.  The Trust will notify shareholders promptly of any material change to this prospectus during the period the Trust is required to deliver the prospectus.  The Trust’s business, financial condition and results of operations may have changed since the date of this prospectus.

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS

This prospectus, any accompanying prospectus supplement and the statement of additional information contain “forward-looking statements.” Forward-looking statements can be identified by the words “may,” “will,” “intend,” “expect,” “estimate,” “continue,” “plan,” “anticipate,” and similar terms and the negative of such terms. Such forward-looking statements may be contained in this prospectus as well as in any accompanying prospectus supplement. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect our actual results are the performance of the portfolio of securities we hold, the price at which our shares will trade in the public markets and other factors discussed in our periodic filings with the SEC.

Although we believe that the expectations expressed in our forward-looking statements are reasonable, actual results could differ materially from those projected or assumed in our forward-looking statements. Our future financial condition and results of operations, as well as any forward-looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the “Risk Factors” section of this prospectus. All forward-looking statements contained or incorporated by reference in this prospectus or any accompanying prospectus supplement are made as of the date of this prospectus or the accompanying prospectus supplement, as the case may be. Except for our ongoing obligations under the federal securities laws, we do not intend, and we undertake no obligation, to update any forward-looking statement. The forward-looking statements contained in this prospectus, any accompanying prospectus supplement and the statement of additional information are excluded from the safe harbor protection provided by section 27A of the Securities Act of 1933, as amended (the “1933 Act”).

Currently known risk factors that could cause actual results to differ materially from our expectations include, but are not limited to, the factors described in the “Risk Factors” section of this prospectus. We urge you to review carefully that section for a more detailed discussion of the risks of an investment in our securities.

TABLE OF CONTENTS [to be updated]

Prospectus summary
Summary of Trust expenses
Financial highlights and investment performance
The Trust
Use of proceeds
Investment objective, policies and risks
Management of the Trust
Distributions
Federal income tax matters
Dividend reinvestment plan
Description of capital structure
Underwriting
Custodian and transfer agent
Legal opinions
Reports to stockholders
Independent registered public accounting firm
Additional information
Table of contents for the Statement of Additional Information
The Trust’s privacy policy

Prospectus summary

The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this prospectus and in the Statement of Additional Information (defined below).

THE FUND

Eaton Vance Municipal Income Trust (the “Trust”) is a diversified, closed-end management investment company.  The Trust commenced operations in January 1999 following an initial public offering of its common shares of beneficial interest (“Common Shares”).  The Trust’s investment objective is to provide current income exempt from regular federal income tax.  The Trust pursues its investment objective by investing primarily in investment grade municipal securities.  The Trust may also invest a portion of its assets in higher risk, higher yielding municipal securities of lesser quality.  Investments are based on the municipal securities research, trading and portfolio management of the Trust’s investment adviser, Eaton Vance Management (“Eaton Vance” or the “Adviser”), which generally are not available to individual investors.  The Trust’s net asset value (“NAV”) and distribution rate will vary and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers.  An investment in the Trust may not be appropriate for all investors, particularly those that are not subject to federal income tax.  There is no assurance that the Trust will achieve its investment objective.

THE OFFERING

This prospectus applies to [                ] Common Shares of the Trust, which may be issued and sold from time to time by the Trust (the “Offering”) through Eaton Vance Distributors, Inc. (“EVD”), as distributor and principal underwriter, through broker-dealers who have entered into selected dealer agreements with EVD.  See “Plan of distribution.”  The Common Shares will be sold at market prices, which shall be determined with reference to trades on the New York Stock Exchange (“NYSE”), subject to a minimum price to be established each day by the Trust.  The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the sales commission to be paid to EVD.  The Trust and EVD will suspend the sale of Common Shares if the per Common Share price is less than the minimum price.  The Fund will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Trust’s Common Shares are trading on the NYSE on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Trust to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.  As of [June 30], 2010, the last reported sales price of a Common Share of the Trust on the NYSE was $[__].

INVESTMENT OBJECTIVE AND POLICIES

Investment objective
The Trust’s investment objective is to provide current income exempt from regular federal income tax.  This income will be earned by investing primarily in investment grade municipal obligations.  Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace.

Investment rationale
Eaton Vance seeks municipal obligations of high quality that it believes have been undervalued in the marketplace.  Eaton Vance’s research specialists examine credit histories, revenue sources, total debt histories, capital structures and other data.  This research capability is important because many obligations in which the Trust will invest will not be rated or listed on a national securities exchange, and the amount of public information available about such securities will be limited.  The Trust emphasizes the research that is critical to discovering value while seeking to avoid undue credit risk.  The Trust attempts to enhance performance opportunities by seeking to remain fully invested.

Portfolio parameters
During normal market conditions, substantially all of the Trust’s total assets (at least 80%) will be invested in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (“municipal obligations”).  At least 65% of the Trust’s total assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or by Fitch Ratings (“Fitch”)), or, if unrated, determined by Eaton Vance to be of at least investment grade quality.  From time to time, the Trust may hold a significant amount of municipal obligations not rated by a nationally recognized statistical rating organization (“Rating Agency”).  When the Trust invests in unrated municipal obligations, it may be more dependent on Eaton Vance’s research capabilities than when it invests in rated municipal obligations.

The Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade by each of Moody’s, S&P and Fitch (but no more than 30% of total assets may be rated lower than B by each of Moody’s, S&P and Fitch) and unrated municipal obligations considered to be of comparable quality by Eaton Vance.  The Trust will not purchase securities that are in default at the time of purchase.  No such securities will be in default at the time of purchase.  Investment in municipal obligations of below investment grade quality involves special risks as compared with investment in higher grade municipal obligations.  These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading.  Securities rated below investment grade are commonly known as “junk bonds.”  Such securities are regarded, on balance, as predominantly speculative with respect to the issuer’s ability to pay interest and repay principal owed.  See “Investment objective, policies and risks – Additional risk considerations.”  For a description of municipal obligation ratings, see Appendix A to the Statement of Additional Information.

The foregoing credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment.  In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.  Although Eaton Vance considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by Rating Agencies.  Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer’s counsel (or on the basis of other reliable authority), exempt from regular federal income tax.  Public purpose municipal bonds include general obligation and revenue bonds.  General obligation bonds are backed by the taxing power of the issuing municipality.  Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source.  Some revenue bonds are payable solely or partly from funds that are subject to annual appropriations by a state’s legislature.  Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

Some of the securities in which the Trust invests may include so-called “zero-coupon” bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.  Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.  The Trust is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Trust is required to distribute substantially all of its income for each taxable year.  Thus, the Trust may have to sell other investments to obtain cash needed to make income distributions.

The Trust may invest to a significant extent in residual interest bonds, which have the economic effect of leverage. A residual interest bond is a type of inverse floating-rate security created by dividing the income from a municipal bond into two portions.  Typically, a third-party sponsor will create a trust (commonly referred to as a tender option bond trust) consisting of one or more municipal bonds and then create two new securities: a short-term floating-rate security and a residual interest inverse floating-rate bond.  The short-term floating rate security will be linked to a reference interest rate (such as the London Interbank Offered Rate (“LIBOR”), or the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Bond Swap Index), and the tender option bond trust’s income will be used to pay the coupon on the short-term floating rate security, with any remaining income going toward the residual interest bond. Because the residual interest bond is an inverse floating rate security and only pays a residual income, compared to fixed rate municipal bonds, the value of residual interest bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates.  As market interest rates increase, the value of a residual interest bond will decrease.  Moreover, the income earned on such bonds will fluctuate in response to changes in prevailing short-term interest rates. When residual interest bonds are held by the Trust, an increase in short- or long-term market interest rates may adversely affect the income received from such bonds or the NAV of Common Shares.

Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased Common Share net income and returns, but will also create the possibility that the Trust’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased by the Trust.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees will be calculated based on the Trust’s gross assets.  Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings and other forms of financial leverage, which may create a conflict of interest between Eaton Vance and the Common Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a tender option bond trust.  The market price of residual interest bonds is more volatile than the underlying securities due to leverage.  In circumstances where the Trust has a need for cash and the securities in a tender option bond trust are not actively trading, the Trust may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Trust portfolio holdings.

The Trust may purchase municipal obligations that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies that provide such credit enhancements will affect the value of those securities.  Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Trust’s current yield.  The insurance feature does not guarantee the market value of the insured obligations or the NAV of the Trust’s shares.  To the extent that securities held by the Trust are insured as to principal and interest payments by insurers whose claims-paying ability is downgraded by a Rating Agency, the value of such security may be affected.

The Trust may purchase and sell various kinds of financial futures contracts and related options, including futures contracts and related options based on various debt securities and securities indices, as well as interest rate swaps and forward rate contracts to seek to hedge against changes in interest rates, as a substitute for the purchase of securities or for other risk management purposes.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the federal alternative minimum tax (the “AMT”) for individual investors. Distributions to corporate investors of certain interest income may also be indirectly subject to the AMT. The Trust may not be suitable for investors subject to the AMT.

The Trust has adopted certain fundamental investment restrictions set forth in the Statement of Additional Information, which may not be changed without a shareholder vote. Except for such restrictions and the 80% requirement set forth above, the investment objective and policies of the Trust may be changed by the Trust’s Board of Trustees (“Board”) without shareholder action.

Investment process
A team of Eaton Vance investment professionals is responsible for the overall management of the Trust’s investments.  The Trust’s investments are actively managed, and may be bought or sold on a daily basis.  The Adviser uses a variety of techniques that are designed to help control risk and seek to minimize the Trust’s exposure to loss of principal value due to defaults and declines in the value of portfolio investments.   There is no guarantee that Eaton Vance will be successful in achieving the Trust’s investment objective.

LISTING

As of [June 30], 2010, the Trust had [___] Common Shares outstanding, which are traded on the NYSE under the symbol “EVN.” As of [June 30], 2010, the last reported sales price of a Common Share of the Trust on the NYSE was $[__].  Any new Common Shares offered and sold pursuant to this Registration Statement will also be listed on the NYSE and trade under this symbol.

USE OF LEVERAGE

As described herein, the Trust may invest in residual interest bonds, which have the economic effect of leverage.  In addition, the Trust currently uses leverage created by issuing auction preferred shares (“APS”).  On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [June 30], 2010, 620 Series A and 620 Series B APS had been redeemed.  On May 27, 2009, in connection with the merger of the Eaton Vance

National Municipal Income Trust into the Trust, the Trust issued 5,027,606 Common Shares and 806 shares of Series C APS in exchange for the common shares and APS, respectively, to the Eaton Vance National Municipal Income Trust.  The APS have seniority over the Common Shares.  As of [June 30], 2010, the Trust had no outstanding borrowings, but did have leverage in the form of residual interest bonds in addition to the outstanding APS.  The Adviser anticipates that the use of leverage (from such issuance of APS, any borrowings, and residual interest bonds) may result in higher income to Common Shareholders over time.  Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks.  There can be no assurance that a leveraging strategy will be successful.

The costs of the financial leverage program (from the issuance of preferred shares, any borrowings, and residual interest bonds) are borne by Common Shareholders and consequently result in a reduction of the NAV of Common Shares.  During periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of preferred shares, borrowings and interests in residual interest bonds.  In this regard, holders of debt or preferred securities do not bear the investment advisory fee.  Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.  See “Investment objective, policies and risks—Use of leverage and related risks” and “Management of the Trust—The Adviser.”

Financial leverage may also be achieved through the purchase of certain derivative instruments.  The Trust’s use of derivative instruments exposes the Trust to special risks.  See “Investment objective, policies and risks—Additional investment practices” and “Investment objective, policies and risks—Additional risk considerations.”

INVESTMENT ADVISER AND ADMINISTRATOR

Eaton Vance, a direct wholly-owned subsidiary of Eaton Vance Corp., is the Trust’s investment adviser and administrator.  As of June 30, 2010, Eaton Vance and its affiliates managed approximately $165.4 billion of assets, including 64 municipal bond funds with combined assets of about $27.5 billion.

PLAN OF DISTRIBUTION

The Trust intends to enter into a Distribution Agreement with EVD, a form of which will be filed as an exhibit to the Registration Statement of which this prospectus is a part.  The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement.  Subject to the terms and conditions of the Distribution Agreement, the Trust may issue and sell Common Shares of the Trust from time to time through EVD, which is the principal underwriter of the Common Shares, through certain broker-dealers that will have entered into selected dealer agreements with EVD.  The Common Shares will only be sold on such days as shall be agreed to by the Trust and EVD.

The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE, subject to a minimum price to be established each day by the Trust.  The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the commission to be paid to EVD.  The Trust and EVD will suspend the sale of Common Shares if the per Common Share price of the Common Shares is less than the minimum price.

The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Trust’s Common Shares are trading on the NYSE on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Trust to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Trust will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.

Settlements of sales of Common Shares will occur on the third business day following the date on which any such sales are made. Unless otherwise indicated in a further prospectus supplement, EVD as underwriter will act as underwriter on a reasonable efforts basis, unless otherwise indicated by a prospectus supplement.

In connection with the sale of the Common Shares on behalf of the Trust, EVD may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), and the compensation of EVD may be deemed to be underwriting commissions or discounts.

The offering of Common Shares pursuant to the Distribution Agreement will terminate upon the earlier of (i) the sale of all Common Shares subject thereto or (ii) termination of the Distribution Agreement.  The Trust and EVD each have the right to terminate the Distribution Agreement in its discretion at any time.

The Adviser will pay the expenses of the Offering (other than the applicable commissions).  Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (including this prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

DISTRIBUTIONS

The Trust intends to make regular monthly cash distributions to Common Shareholders.  The amount of each monthly distribution will vary depending on a number of factors, including distributions payable on the APS or other costs of financial leverage.  As portfolio and market conditions change, the rate of distribution on the Common Shares and the Trust’s distribution policy could change.  Over time, the Trust will distribute all of its net investment income (after it pays accrued distributions on any outstanding APS or other costs of financial leverage).

The net investment income of the Trust will consist of all interest income accrued on portfolio investments, short-term capital gain (including short-term gains on options, futures and forward positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Trust.  Expenses of the Trust will be accrued each day.  Substantially all of the Trust’s investment company taxable income will be distributed each year.  In addition, at least annually, the Trust intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss).  To the extent that the Trust’s net investment income and net capital gain for any year exceed the total monthly distributions paid during the year, the Trust will make a special distribution at or near year-end of such excess amount as may be required.  If the Trust’s total monthly distributions in any year exceed the amount of its net investment income and net capital gain for the year, any such excess would be characterized as a return of capital for federal income tax purposes.  Under the Investment Company Act of 1940, as amended (the “1940 Act”), for any distribution that includes amounts from sources other than net income, the Trust is required to provide Common Shareholders a written statement regarding the components of such distribution.  Such a statement will be provided at the time of any distribution believed to include any such amounts.

Common Shareholders may automatically reinvest some or all of their distributions in additional Common Shares pursuant to the Trust’s dividend reinvestment plan.  See “Dividend reinvestment plan.”

DIVIDEND REINVESTMENT PLAN

The Trust has established a dividend reinvestment plan (the “Plan”).  Under the Plan, unless a Common Shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Common Shares, either purchased in the open market or newly issued by the Trust if the Common Shares are trading at or above their NAV.  Common Shareholders who intend to hold their Common Shares through a broker or nominee should contact such broker or nominee regarding the Plan.  See “Dividend reinvestment plan.”

CLOSED-END STRUCTURE

Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder.  By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund’s investment objectives and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, including investments in illiquid securities.

However, shares of closed-end funds frequently trade at a discount from their NAV.  Since inception, the market price of the Common Shares has fluctuated and at times traded below NAV, and at times has traded above the Trust’s NAV.  In recognition of the possibility that the Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of Common Shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.  The Board might consider open market repurchases or tender offers for Common Shares at NAV.  There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV per Common Share.  The Board might also consider the conversion of the Trust to an open-end management investment company.  The Board believes, however, that the closed-end structure is desirable, given the Trust’s investment objective and policies.  Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Trust to an open-end management investment company.  Investors should note that the  existence of preferred shares to provide investment leverage could make a conversion to open-end form more difficult because of the voting rights of preferred shareholders, the costs of redeeming preferred shares and other factors.  See “Description of capital structure.”

SPECIAL RISK CONSIDERATIONS

Risk is inherent in all investing.  Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment.

Discount from or premium to NAV
The Offering will be conducted only when Common Shares of the Trust are trading at a price equal to or above the Trust’s NAV per Common Share plus the per Common Share amount of commissions.  As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares.  The Trust’s Common Shares have traded both at a premium and at a discount relative to net asset value. The shares of closed-end management investment companies frequently trade at a discount from their NAV.  This is a risk separate and distinct from the risk that the Trust’s NAV may decrease.

Secondary market for the Common Shares
The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Common Shares.  The increase in the amount of the Trust’s outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Trust.  Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Trust’s NAV per Common Share plus the per Common Share amount of commissions to be paid to EVD.

The Trust also issues Common Shares of the Trust through its dividend reinvestment plan.  See “Dividend reinvestment plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Trust.

When the Common Shares are trading at a premium, the Trust may also issue Common Shares of the Trust that are sold through transactions effected on the NYSE.  The increase in the amount of the Trust’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Trust.

The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Adviser is unable to invest the proceeds of such offering as intended, the Trust’s per share distribution may decrease (or may consist of return of capital) and the Trust may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Investment and market risk
An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in Common Shares represents an indirect investment in the securities owned by the Trust, which will generally trade in the over-the-counter (“OTC”) markets.  The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.  If the current national economic downturn deteriorates into a prolonged recession, the ability of municipalities to collect revenue and service their obligations could be materially and adversely affected.

Interest rate and income risk

The prices of municipal obligations tend to fall as interest rates rise. When interest rates decline, the value of municipal obligations held by the Trust can be expected to rise.  Conversely, when interest rates rise, the value of municipal obligations held by the Trust can be expected to decline.  Interest rate risk is the risk that the municipal securities in the Trust’s portfolio will decline in value because of increases in market interest rates.  In typical market interest rate environments, the prices of longer-term municipal securities tend to fluctuate more in price in response to changes in market interest rates than prices of shorter-term municipal securities.  A decline in the prices of the municipal obligations owned by the Trust would cause a decline in the NAV of the Trust, which could adversely affect the trading price of the Common Shares.  This risk is usually greater among municipal obligations with longer maturities or durations.  Although the Trust has no policy governing the maturities or durations of its investments, the Trust expects that it will generally invest in a portfolio of longer-term securities, generally with maturities of 10 years or greater.  This means that the Trust’s share NAV and market price per share will fluctuate more in response to changes in market interest rates than if the Trust invested primarily in shorter-term municipal securities.

Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments.  As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments.  Because the Trust may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.  The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps and forward rate contracts, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trust’s exposure to interest rate risk, although there can be no assurance that it will do so or that such strategies will be successful.

The income investors receive from the Trust is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term.  If long-term interest rates drop, investors’ income from the Trust over time could drop as well if the Trust purchases securities with lower interest coupons.  This risk is magnified when prevailing short-term interest rates increase and the Trust holds residual interest bonds.

The Trust incurs economic leverage by investing in residual interest bonds. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates.  Moreover, the income earned on residual interest bonds will fluctuate in response to changes in prevailing short-term interest rates.  Thus, when such bonds are held by the Trust, an increase in short- or long-term market interest rates may adversely affect the income received from such bonds or the NAV of the Trust’s shares.

Call and other reinvestment risks
If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date.  If a call were exercised by the issuer during a period of declining interest rates, the Trust is likely to replace such called security with a lower yielding security.  If that were to happen, it could decrease the Trust’s dividends and possibly could affect the market price of Common Shares.  Similar risks exist when the Trust invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Trust’s current earnings rate.

Credit risk
Credit risk is the risk that one or more municipal bonds in the Trust’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status.  Because the Trust may invest up to 35% of its total assets in below investment grade securities, it will be subject to a high level of credit risk.  In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Trust’s NAV or dividends.  Securities rated in the fourth highest category (i.e., Baa by Moody’s or BBB by S&P or Fitch) are considered investment grade quality, but they also may have some speculative characteristics.

Changes in the credit quality of the issuers of municipal obligations held by the Trust will affect the principal value of (and possibly the income earned on) such obligations.  In addition, the value of such securities is affected by changes in general economic conditions and business conditions affecting the relevant economic sectors.  Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Trust’s investments.  The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

The Trust may invest in municipal leases and participations in municipal leases.  The obligation of the issuer to meet its obligations under such leases is often subject to the ongoing appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations.  Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Although the Adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the Rating Agencies.  Credit ratings are based largely on the issuer’s historical financial condition and the Rating Agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition.  The rating assigned to a security by a Rating Agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.  Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security.

Liquidity risk
At times, a substantial portion of the Trust’s assets may be invested in securities for which there is no readily available trading market or are subject to restrictions on resale, which includes residual interest bonds.  The Trust, by itself or together with other accounts managed by Eaton Vance and its affiliates, at times may hold a major portion of all of such securities.  Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Trust could find it more difficult to sell such securities when Eaton Vance believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Trust’s NAV.

The secondary market for some municipal obligations is less liquid than that for widely traded taxable debt obligations or widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Trust may invest.  The Trust has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale.  In certain situations, the Trust could find it more difficult to sell such securities at desirable times and/or prices.  The Trust may not be able to readily dispose of such securities at prices that approximate those at which the Trust could sell such securities if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.  In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Trust’s NAV and ability to make distributions.

Municipal bond market risk
Investing in the municipal bond market involves certain risks.  Certain securities in which the Trust will invest will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange.  The amount of public information available about the municipal obligations in the Trust’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Trust may, therefore, be more dependent on the analytical abilities of Eaton Vance than if the Trust were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.  Issuers of municipal securities might seek protection under the bankruptcy laws.  In the event of bankruptcy of such an issuer, the Trust could experience delays in collecting principal and interest to which it is entitled, and may obtain only a limited recovery or no recovery in such circumstances.  To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Trust’s operating expenses.  Any income derived from the Trust’s ownership or operation of such assets may not be tax-exempt.

Current economic conditions may increase the likelihood that a municipal issuer will be unable to make timely payments of interest and principal or will default or seek protection under the bankruptcy laws and may increase the likelihood of legislation that will adversely effect the Trust’s investments in municipal obligations.  See “Investment objective, policies and risks – Special risk considerations – Current economic conditions – credit crisis liquidity and volatility risk.”

Insurance risk
The Trust may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts.  The credit quality of the companies that provide such credit enhancements will generally affect the value of those securities.  Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced defaults or otherwise suffered credit deterioration.  Such losses have reduced the insurers’ capital and may have called into question their continued ability to perform their obligations under such insurance if called upon in the future.  While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided, the rating of the underlying municipal security will generally be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating.  In such a case, the value of insurance associated with a municipal security would decline and may not add any value.  The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Trust’s shares represented by such insured obligation.

Thus, in the event that any Rating Agency (or all of them) should downgrade its assessment of the claims-paying ability of a particular insurer, it could negatively impact the value of obligations insured by such insurer.  In addition, to the extent the Trust obtains separate insurance on an issuer (“Portfolio Insurance”), the Trust may be subject to certain restrictions on investments imposed by guidelines of the insurance companies issuing such Portfolio Insurance.  The Trust does not expect these guidelines to prevent Eaton Vance from managing the Trust’s portfolio in accordance with its investment objective and policies.

Risks of municipal leases and certificates of participation
The Trust may invest in municipal leases and certificates of participation that involve special risks not normally associated with general obligations or revenue obligations. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer), issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. The issuer’s obligations under such leases are often subject to the ongoing appropriation by a legislative body, on an annual or other basis, of funds for the payment thereof. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation. Certain municipal lease obligations owned by the Trust may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. In determining the liquidity of municipal lease obligations, the Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity.

Current economic conditions – credit crisis liquidity and volatility risk
The markets for many credit instruments, including municipal obligations, have experienced periods of illiquidity and extreme volatility since the latter half of 2007.  The debt and equity capital markets in the United States have been negatively affected by significant write-offs in the financial services sector relating to sub-prime mortgages and the repricing of credit risk in the broader market, among other things.  These events, along with the deterioration of the housing market, the failure of major financial institutions and the concerns that other financial institutions as well as the global financial system are experiencing severe economic distress have materially and adversely affected the broader financial and credit markets.  General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which, in turn, have resulted in significant valuation uncertainties in a variety of debt securities, including municipal obligations.  In addition, during 2008, several major dealers of municipal bonds exited the market via acquisition or bankruptcy.  These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value.  These market conditions may make valuation of some of the Trust’s municipal obligations uncertain and/or result in sudden and significant valuation increases or declines in its holdings.  During times of reduced market liquidity, such as experienced recently, the Trust may not be able to sell securities readily at prices reflecting the underlying values of such securities or where carried on the Trust’s books.  Sales of large blocks of securities by market participants that are seeking liquidity can further reduce security prices in an illiquid market.  In addition, illiquidity and volatility in the credit markets may directly and adversely affect dividends on the Trust’s shares.

In response to the global economic downturn, governmental cost burdens may be reallocated among federal, state and local governments.  The Federal Government, Federal Reserve and other governmental and regulatory bodies have taken and are considering additional actions to address the financial crisis.  There can be no assurance as to what impact such actions will have on the markets for municipal obligations.  Laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.  Issuers of municipal obligations might seek protection under the bankruptcy laws.

The current economic and financial market conditions may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets; and may cause further economic uncertainties or deterioration in the United States and worldwide.  The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely affect the Trust’s investments.  The Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. economy, markets and securities in the Trust’s portfolio.  The Adviser intends to monitor developments and seek to manage the Trust’s portfolio in a manner consistent with achieving the Trust’s investment objective, but there can be no assurance that it will be successful in doing so.

State specific risk
The Trust has no current intention to invest 25% or more of its gross assets (but may invest up to such amounts) in municipal obligations of issuers located in the same state (or U.S. territory), but reserves the flexibility to do so in the future.  If the Trust invests 25% or more of its gross assets in any one state (or U.S. territory), the Trust may be more susceptible to adverse economic, political or regulatory occurrences affecting a particular state (or territory).

Sector concentration risk
The Trust may invest 25% or more of its total assets in municipal obligations of issuers located in the same economic sector, such as revenue obligations of health care facilities or hospitals, airport revenue obligations or industrial development bonds.  This may make the Trust more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector.  For example, health care related issuers are susceptible to changes in Medicaid reimbursement policies, and national and state health care legislation.  As concentration increases, so does the potential for fluctuation in the NAV of the Trust’s shares.

Below investment grade securities risk
As indicated above, the Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade by each of Moody’s, S&P and Fitch (but not, with respect to more than 30% of its total assets, lower than B by each of Moody’s, S&P and Fitch) and unrated municipal obligations that the Adviser considers to be of comparable quality.  Such obligations, commonly called “junk bonds,” will have speculative characteristics in varying degrees and are more volatile than higher rated obligations.   While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions.  Below investment grade municipal obligations involve a greater degree of credit, interest rate and market risk than investment grade municipal obligations.  Below investment grade municipal obligations are subject to a greater risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  Below investment grade municipal obligations are considered predominantly speculative because of the credit risk of their issuers.  While offering a greater potential opportunity for capital appreciation and higher yields, below investment grade municipal obligations typically entail greater potential price volatility and may be less liquid than investment grade municipal obligations.  Issuers of below investment grade municipal obligations are more likely to default on their payments of interest and principal owed to the Trust, and such defaults will reduce the Trust’s NAV and income distributions.  The prices of these below investment grade obligations are more sensitive to negative developments than higher rated securities.  Adverse economic conditions generally lead to a higher non-payment rate.  In addition, below investment grade municipal obligations may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

Eaton Vance seeks to minimize the risks of investing in below investment grade securities through professional investment analysis, attention to current developments in interest rates and economic conditions, and industry and geographic diversification (if practicable).  When the Trust invests in lower rated or unrated municipal obligations, the achievement of the Trust’s investment objective may be more dependent on the Adviser’s credit analysis than would be the case if the Trust were investing in municipal obligations rated investment grade.  In evaluating the credit quality of a particular issue, whether rated or unrated, Eaton Vance will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the guarantor or the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters.  Eaton Vance will attempt to reduce the risks of investing in the lowest investment grade quality, below investment grade quality and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal obligations to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing.  Issuers of below investment grade municipal obligations may be more adversely affected by a prolonged recession or continued deterioration of economic conditions.  In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s portfolio securities relate.  Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Trust may be unable to obtain full recovery thereof.

To the extent that there is no established retail market for some of the lower grade municipal obligations in which the Trust may invest, trading in such securities may be relatively inactive.  The Adviser is responsible for determining the NAV of the Trust, subject to the supervision of the Trust’s Board.  During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal obligations held in the Trust’s portfolio, the ability of the Adviser to value the Trust’s securities becomes more difficult and the Adviser’s use of judgment may play a greater role in the valuation of the Trust’s securities due to the reduced availability of reliable objective data.  The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist.  Further, the Trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

Municipal obligations held by the Trust that are initially rated below investment grade may subsequently be determined by Eaton Vance to be of investment grade quality for purposes of the Trust’s investment policies if the securities subsequently are backed by escrow accounts containing U.S. Government obligations.  The Trust may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by Eaton Vance.  In the case of a defaulted obligation, the Trust may incur additional expense seeking recovery of its investment.

Residual interest bond risk
The Trust incurs economic leverage by investing in residual interest bonds.  Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term tax-exempt interest rates and provide the economic effect of leverage.  Typically, such securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor, typically a broker, for the purpose of holding municipal bonds.  In general, income on residual interest bonds will decrease when short-term interest rates increase and increase when short-term interest rates decrease.  Investments in residual interest bonds may subject the Trust to the risks of reduced or eliminated interest payments and losses of principal.  In addition, residual interest bonds may increase or decrease in value at a greater rate than the underlying securities, which effectively leverages the Trust’s investment.  The market value of such securities generally will be more volatile than that of conventional fixed rate securities.

Tender option bond trusts generally include liquidation triggers to protect the investor in the tender option bond.  Generally, the trusts do not have recourse to the investors (such as the Trust) in the residual interest securities.  However, the Trust may invest in residual interest securities that may be subject to recourse provisions.  In such instances, the assets of the Trust may be at greater risk of loss.  The Trust will segregate or earmark liquid assets with its custodian on a mark-to-market basis to cover these obligations.

Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased share net income and returns, but will also create the possibility that the Trust’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased with leverage by the Trust.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees will be calculated based on the Trust’s gross assets.   Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings  and other forms of financial leverage, which may create a conflict of interest between Eaton Vance and the Common Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in the associated tender option bond trust and other factors.  The market price of residual interest bonds is more volatile than the underlying securities due to leverage.  In circumstances where the Trust has a need for cash and the securities in a tender option bond trust are not actively trading, the Trust may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Trust portfolio holdings.

Leverage risk
As discussed above, the Trust currently uses leverage created by issuing APS and investing in residual interest bonds.  The Adviser anticipates that the use of leverage (from the issuance of APS, any borrowings, and residual interest bonds) may result in higher income to Common Shareholders over time.  Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that fluctuations in dividend rates on APS shares and costs of borrowings may affect the return to Common Shareholders.  APS dividends are based on the yields of short-term municipal obligations, while the proceeds of the Trust’s offering are invested in longer-term municipal obligations, which typically have higher yields.  To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Trust’s distributions will be greater than if leverage had not been used.  Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used.  In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Trust’s leveraged position if it deems such action to be appropriate.  While the Trust has preferred shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Trust’s income available for distribution.  There can be no assurance that a leveraging strategy will be successful.

In addition, under current federal income tax law, the Trust is required to allocate a portion of any net realized capital gains or other taxable income to APS holders.  The terms of the Trust’s APS require the Trust to pay to any APS holders additional dividends intended to compensate the APS holders for taxes payable on any capital gains or other taxable income allocated to APS.  Any such additional dividends will reduce the amount available for distribution to Common Shareholders.  As discussed under “Management of the Trust,” the fee paid to Eaton Vance is calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of APS, borrowings and the purchase of residual interest bonds, so the fees will be higher when leverage is utilized.  In this regard, holders of APS do not bear the investment advisory fee.  Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.

The APS have been rated AAA by S&P.  The Trust currently intends to seek to maintain this rating or an equivalent credit rating from other Rating Agencies on the APS or any preferred shares it issues.  The Trust is subject to investment restrictions of the Rating Agencies as a result.  Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act.  These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Trust’s portfolio in accordance with its investment objective and policies and it is not anticipated that they will so impeded Eaton Vance in the future.  See “Description of capital structure—Preferred shares.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Trust’s use of derivative instruments exposes the Trust to special risks.  See “Investment objective, policies and risks—Additional investment practices” and “Investment objective, policies, and risks—Additional risk considerations.”

Derivatives risk
In addition to investing in residual interest bonds, the Trust may invest without limitation in other derivative instruments (which are instruments that derive their value from another instrument, security or index) acquired for hedging purposes.  The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments.  Derivative transactions, including options on securities and securities indices and other transactions in which the Trust may subject the Trust to increased risk of principal loss due to unexpected movements in securities prices and interest rates, and imperfect correlations between the Trust’s securities holdings and indices upon which derivative transactions are based.  Derivatives can be illiquid, may disproportionately increase losses, and may have a potentially large impact on the Trust’s performance.  The Trust also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts entered into by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or no recovery in such circumstances. Derivatives may disproportionately increase losses and have a potentially large negative impact on the Trust’s performance.

Counterparty risk
Changes in the credit quality of the companies that serve as the Trust’s counterparties with respect to its derivatives positions and liquidity providers for the Trust’s residual interests bonds or other investments supported by another party’s credit will affect the value of those instruments.  Certain entities that have served as counterparties in the municipals markets have recently incurred significant financial hardships, including bankruptcy and material loss of credit standing as a result of exposure to sub-prime mortgages and other investments that have experienced defaults or otherwise suffered extreme credit deterioration.  As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations.  By using derivatives or other instruments that expose the Trusts to counterparties, the Trust assumes the risk that its counterparties could experience future financial hardship.

Hedging risk
The Trust’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedge instruments to the Trust’s portfolio holdings or other factors.  No assurance can be given that Eaton Vance’s judgment in this respect will be correct.  In addition, no assurance can be given that the

Trust will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so.  Hedging transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Trust, which creates the possibility that the loss on such instruments may be greater than the gain, if any, in the value of the underlying asset in the Trust’s portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets.  Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured.  Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell.

The purchase or sale of futures or swap contracts may result in losses in excess of the amount invested in the futures or swap contract.  While the Trust may enter into futures and swap contracts and options on futures contracts for hedging purposes, the use of futures and swap contracts and options on futures contracts might result in a poorer overall performance for the Trust than if it had not engaged in any such transactions.  There may be an imperfect correlation between the Trust’s portfolio holdings and futures or swap contracts or options on futures contracts entered into by the Trust, which may prevent the Trust from achieving the intended hedge or expose the Trust to risk of loss.  The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, swaps, options on futures and their related securities, including technical influences in futures, swaps and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading.  Furthermore, the Trust’s use of futures and swap contracts and options on futures contracts to reduce risk involves costs and will be subject to Eaton Vance’s ability to correctly predict changes in interest rate relationships or other factors.

There are several risks associated with hedging transactions in options on securities.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its investment objective.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Inflation risk/deflation risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline.  In addition, during periods of rising inflation, short-term interest rates and the Trust’s cost of leverage would likely increase, reducing returns to the Common Shareholders to the extent that such increased cost is not offset by commensurately higher income.  Also, distribution rates of preferred shares would likely increase, which would tend to further reduce returns to Common Shareholders.  Deflation risk is the risk that prices throughout the economy decline over time − the opposite of  inflation.  Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Trust’s investments.

Limited diversification risk
The Trust is a “diversified” investment company under the 1940 Act, which means that, subject to its investment restrictions and applicable federal income tax diversification requirements, with respect to 25% of its gross assets, it will be able to invest more than 5% of the value of its gross assets in the obligations of any single issuer.  To the extent the Trust invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Trust may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

Duration and maturity risk
The Trust has no set policy regarding portfolio maturity or duration.  Holding long duration and long maturity investments will expose the Trust to certain magnified risks. These risks include interest rate risk, credit risk and liquidity risks as discussed above.

Tax risk
The value of the Trust’s investments and its NAV may be adversely affected by changes in tax rates and policies.  Because interest income from municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations.  This could, in turn, affect the Trust’s NAV and ability to acquire and dispose of municipal obligations at desirable yield and price levels.  The Trust is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are otherwise indifferent to the federal income tax consequences of their investments.  See “Distributions and taxes.”

Management risk
The Trust is subject to management risk because it is an actively managed portfolio. Eaton Vance and the individual portfolio managers invest the assets of the Trust as they deem appropriate in implementing the Trust’s investment strategy. Accordingly, the success of the Trust depends upon the investment skills and analytical abilities of Eaton Vance and the individual portfolio managers to develop and effectively implement investment strategies that achieve the Trust’s investment objective. There is no assurance that Eaton Vance and the individual portfolio managers will be successful in developing and implementing the Trust’s investment strategy. Subjective decisions made by Eaton Vance and the individual portfolio managers may cause the Trust to incur losses or to miss profit opportunities on which it could otherwise have capitalized.

Market disruption
The wars in Afghanistan and Iraq and other geopolitical events around the world may adversely affect the performance of U.S. and worldwide financial markets. The Trust cannot predict the effects of significant future events on the U.S. economy and securities markets. You should carefully consider your ability to assume these risks before making an investment in the Trust.

Anti-takeover provisions
The Trust’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Trust or to change the composition of the Board. See “Description of capital structure—Anti-takeover provisions in the Declaration of Trust.”

Summary of Trust expenses

The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table reflects the issuance of preferred shares in an amount equal to [   %] of the Trust’s total assets and borrowings in an amount equal to [  %] of the Trust’s total assets (including the proceeds of all such leverage) and shows Trust expenses as a percentage of net assets attributable to Common Shares (1).

Common Shareholder transaction expenses
Sales Load (as a percentage of offering price)	[1.00%](2)
Offering expenses borne by the Trust(3)	[ ]%
Dividend reinvestment plan fees	None(4)

Percentage of Net Assets
Attributable to Common Shares
(Assuming Leverage as Described Above)
Annual expenses
Management fee	0.70%(5)
Other expenses	[ ]%
Interest payments on borrowings	[ ]%(6)
Total annual expenses	[ ]%
Dividends on preferred shares	[ ]%
Total annual Trust operating expenses and dividends on preferred shares	[ ]%

EXAMPLE

The following example illustrates the expenses, including the applicable at-the-market transaction fees and estimated offering costs of $[  ] that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table.  The Example assumes that all dividends and other distributions are reinvested in the Trust and that the Trust’s total annual expenses and dividends on preferred shares, with the applicable expense limitations, as provided above, remain the same.  The Example assumes a 5% annual return.(7)

1 Year	3 Years	5 Years	10 Years
$	$	$	$

The example should not be considered a representation of future expenses.  Actual expenses may be higher or lower.  The Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
__________

(1)           On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  On May 27, 2009, in connection with the merger of the Eaton Vance National Municipal Income Trust into the Trust, the Trust issued 5,027,606 Common Shares and 806 shares of Series C APS in exchange for the common shares and APS, respectively, to the Eaton Vance National Municipal Income Trust.  As of [__], the Trust redeemed 620 of Series A and Series B APS   and had 2,000 Series A and 2,000 Series B APS outstanding.  The costs of offering preferred shares was approximately [   ]% of the total amount of the preferred share offering, and was effectively borne by Common Shareholders and resulted in a reduction of the NAV of the Common Shares.  The issuance of preferred shares in an amount equal to [  ]% of the Trust’s total assets (after issuance), those offering costs were approximately $[     ] or $[    ] per common share ( [   ]% of the offering price).  As of [June 30], 2010, the Trust had no outstanding borrowings.

(2)           Represents the estimated commission with respect to Common Shares being sold in this offering, which the Trust will pay to EVD in connection with sales of Common Shares in this offering. While EVD is entitled to a commission of 1% to 3.0% of the gross sales price for Common Shares sold, with the exact amount to be determined based upon the premium at which the Trust’s Common Shares are trading on the NYSE, we have assumed, for these purposes, that EVD will receive a commission of 1% of such gross sales price. This is the only sales load to be paid in connection with this offering. There is no guaranty that there will be any sales of the Trust’s Common Shares pursuant to this prospectus supplement and the accompanying prospectus. Actual sales of the Trust’s Common Shares may be less than as set forth in the table. In addition, the price per share of any such sale may be greater or less than the price set forth in the table, depending on the market price of Common Shares at the time of any such sale.

(3)           Assuming estimated offering costs of $[  ] and a Common Share offering price of $[  ] (the Trust’s closing price on the NYSE on [   ], 2010). The Adviser will pay the expenses of the Offering (other than the applicable commissions).  Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (including this prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

(4)           You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(5)           The advisory fee paid by the Trust to the Adviser is based on the average daily gross assets of the Trust, including all assets attributable to any form of investment leverage that the Trust may utilize. The fee table figure is based on net assets and assumes [ ]% of the Trust’s total assets attributable to investment leverage. For example as of [   ], 2010, the Trust’s net assets were approximately $[  ] and gross assets were approximately $[   ]. Accordingly, if the Trust were to utilize additional investment leverage in the future, the advisory fee would increase as a percentage of net assets. See “Management of the Trust.”

(6)           Assumes an interest rate on borrowings of [     ]% and a dividend rate on preferred shares of [     ]%.  Such rates are estimates and may differ based on varying market conditions that may exist as and when borrowings are made and preferred shares are issued.  The current interest rate on borrowings is [    ]% and the current dividend rate on preferred shares is [   ]%. Also, includes “Interest expense” that relates to the Trust’s liability with respect to floating rate notes held by third parties in conjunction with anticipated investments in residual interest bonds and is based on [  ]% of gross assets. The Trust records offsetting interest income in an amount at least equal to this expense relating to the municipal obligations underlying such transactions. Had this expense not been included, total “Other expenses” would have been the amounts described in the table above as “Other expenses (excluding interest expense)” and reflected in annual expenses table assuming no leverage as shown in footnote 5 above.

(7)           The example assumes that the estimated Other expenses set forth in the Annual expenses table are accurate, that fees and expenses increase as described in note 2 above and that all distributions are reinvested at NAV.  Actual expenses may be greater or less than those assumed.  Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Financial highlights and investment performance

FINANCIAL HIGHLIGHTS TABLE

Information contained in the table below under the headings “Per Share Operating Performance” and “Ratios/Supplemental Data” shows the audited operating performance of the Trust for the life of the Trust.

TRADING AND NAV INFORMATION

The following table shows for the Common Shares for each full quarter during the period from December 1, 2006 through March 31, 2010:  (1) the high and low closing prices as reported on the NYSE; (2) the NAV per Common Share represented by each of the high and low closing prices as reported on the NYSE; and (3) the discount from or premium to NAV per Common Share (expressed as a percentage) represented by these closing prices.  The table also sets forth the aggregate number of shares traded as shown on the NYSE Composite Transaction Tape during the period.

	Price	NAV	Premium/(Discount) to NAV

	High	Low	High	Low	Reported NYSE Volume
Period from December 1, 2006 through March 31, 2010 [etc. for each quarter through last completed quarter]

The Trust

Eaton Vance Municipal Income Trust (the “Trust”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust was organized as a Massachusetts business trust on December 10, 1998 pursuant to an Agreement and Declaration of Trust governed by the laws of The Commonwealth of Massachusetts and commenced operations on January 29, 1999.  The Trust’s principal office is located at Two International Place, Boston, Massachusetts 02110 and its telephone number is 1-800-225-6265.

On January 26, 1999, the Trust issued 14,000,000 Common Shares of beneficial interest, par value $0.01 per share (“Common Shares”), pursuant to the initial public offering thereof.  The Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “EVN.”  Any new Common Shares issued in the Offering also will be listed on the NYSE and trade under this symbol.  On March 1, 1999, the Trust issued 2,620 Series A and 2,620 Series B auction preferred shares (“APS”), of which 620 of each Series were subsequently redeemed.  On May 27, 2009, in connection with the merger of the Eaton Vance National Municipal Income Trust into the Trust, the Trust issued 5,027,606 Common Shares and 806 shares of Series C APS in exchange for the common shares and APS, respectively, to the Eaton Vance National Municipal Income Trust.  On [June 30], 2010 the Trust had 2,000 Series A, 2,000 Series B and 806 Series C APS outstanding.

The following provides information about the Trust’s outstanding shares as of [June 30], 2010:

Class	Amount Authorized	Amount Held by the Trust or for its Account	Amount Outstanding
Common Shares	Unlimited	[0]	22,403,399

APS, Series A	2,620	[0]	2,000
APS, Series B	2,620	[0]	2,000
APS, Series C	806	[0]	806

The Offering

This prospectus applies to [                ] Common Shares of the Trust, which may be issued and sold from time to time by the Trust (the “Offering”) through Eaton Vance Distributors, Inc. (“EVD”), as distributor and principal underwriter, through broker-dealers who have entered into selected dealer agreements with EVD.  See “Plan of distribution.”  The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE, subject to a minimum price to be established each day by the Trust.  The minimum price on any day will not be less than the current net asset value (“NAV”) per Common Share plus the per Common Share amount of the sales commission to be paid to EVD.  The Trust and EVD will suspend the sale of Common Shares if the per Common Share price is less than the minimum price.  The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Trust’s Common Shares are trading on the NYSE on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Trust to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Trust will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.  As of [June 30], 2010, the last reported sales price of a Common Share of the Trust on the NYSE was $[__].

Use of proceeds

It is expected that the net proceeds of the Offering will be invested in accordance with the Trust’s investment objective and policies.  The Trust anticipates that it will be possible to invest the proceeds of the Offering consistent with the Trust’s investment objective and policies almost immediately.

Portfolio composition [to be determined]

As of [June 30], 2010, the following sets forth certain information with respect to the characteristics and composition of the Trust’s investment portfolio:

Percentage of total investment portfolio invested in investment grade obligations………………………
Percentage of total investment portfolio invested in obligations rated below investment grade   …………………….

Rating	Percent

AAA AA A BBB

BB
B
C Not rated

Total	100.0

________________
(1)           Ratings:  Using the higher of S&P’s, Moody’s or Fitch’s ratings on the Trust’s investments. S&P and Fitch rating categories may be modified further by a plus (+) or minus (—) in AA, A, BBB, BB, B, and CCC ratings. Moody’s rating categories may be modified further by a 1, 2 or 3 in Aa, A, Baa, Ba, B, and Caa ratings.  These ratings include the ratings held by tender option bond trusts in which the Trust holds a residual interest.

Investment objective, policies and risks

INVESTMENT OBJECTIVE

The Trust’s investment objective is to provide current income exempt from regular federal income tax.  This income will be earned by investing primarily in investment grade municipal obligations.  Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace.  Investments are based on the municipal securities research, trading and portfolio management of the Trust’s investment adviser, Eaton Vance Management (“Eaton Vance” or the “Adviser”), which generally are not available to individual investors.  The Trust’s NAV and distribution rate will vary and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers.  An investment in the Trust may not be appropriate for all investors, particularly those that are not subject to federal income tax.  There is no assurance that the Trust will achieve its investment objective.

INVESTMENT RATIONALE

Eaton Vance seeks to find municipal obligations exhibiting relative value as compared to other opportunities in the municipal marketplace.  Eaton Vance’s team of research analysts, traders and portfolio managers are devoted exclusively to analyzing municipal securities. The team’s goal is to find municipal bonds that are attractively priced in relation to other available opportunities due to differing dynamics in individual sectors of the municipal bond market, municipal bond supply, and the structure of individual bonds, especially in regard to maturities, coupons, and call dates.  Eaton Vance views research capability as being key to identifying trends that impact the yield-spread relationship among bonds.  This research capability is important because many obligations in which the Trust will invest will not be rated or listed on a national securities exchange, and the amount of public information available about such securities will be limited.  The Trust emphasizes the research that is critical to discovering value while seeking to avoid undue credit risk.  The Trust attempts to enhance performance opportunities by seeking to remain fully invested.

PORTFOLIO PARAMETERS

General composition of the Trust
During normal market conditions, substantially all of the Trust’s total assets (at least 80%) will be invested in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (“municipal obligations”).  At least 65% of the Trust’s total assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or by Fitch Ratings (“Fitch”)), or, if unrated, determined by Eaton Vance to be of at least investment grade quality.  From time to time, the Trust may hold a significant amount of municipal obligations not rated by a nationally recognized statistical rating organization (“Rating Agency”).  When the Trust invests in unrated municipal obligations, it may be more dependent on Eaton Vance’s research capabilities than when it invests in rated municipal obligations.

The Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade by each of Moody’s, S&P and Fitch (but no more than 30% of total assets may be rated lower than B by each of Moody’s, S&P and Fitch) and unrated municipal obligations considered to be of comparable quality by Eaton Vance.  Investment in municipal obligations of below investment grade quality involves special risks as compared with investment in higher grade municipal obligations.  These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading.  Securities rated below investment grade are commonly known as “junk bonds.”  Such securities are regarded, on balance, as predominantly speculative with respect to the issuer’s ability to pay interest and repay principal owed.  For a description of municipal obligation ratings, see Appendix A to the Statement of Additional Information.

The foregoing credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment.  In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance’s assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.  Although Eaton Vance considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by Rating Agencies.  Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Municipal obligations
Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer’s counsel (or on the basis of other reliable authority), exempt from regular federal income tax.  Public purpose municipal bonds include general obligation and revenue bonds.  General obligation bonds are backed by the taxing power of the issuing municipality.  Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source.  Some revenue bonds are payable solely or partly from funds that are subject to annual appropriations by a state’s legislature.  Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes.  Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

The Trust may purchase municipal obligations that are additionally secured by insurance, bank credit agreements, or escrow accounts.  The credit quality of companies that provide such credit enhancements will affect the value of those securities.  Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Trust’s current yield.  The insurance feature does not guarantee the market value of the insured obligations or the NAV of the Trust’s shares.  To the extent that securities held by the Trust are insured as to principal and interest payments by insurers whose claims-paying ability is downgraded by a Rating Agency, the value of such security may be affected.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the federal alternative minimum tax (the “AMT”) for individual investors.  Distributions to corporate investors of certain interest income may also be indirectly subject to the AMT.  The Trust may not be suitable for investors subject to the AMT.

Zero-coupon bonds
Some of the securities in which the Trust invests may include so-called “zero-coupon” bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.  Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.  The Trust is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Trust is required to distribute substantially all of its income for each taxable year.  Thus, the Trust may have to sell other investments to obtain cash needed to make income distributions.

Residual interest bonds
Residual interest bonds, also known as inverse floating rate securities or inverse floaters, are securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Generally, residual interest bonds represent beneficial interests in a special purpose trust (commonly called a tender option bond trust) formed by a third party sponsor for the purpose of holding municipal bonds. The special purpose trust typically sells two classes of beneficial interests or securities: short-term floating rate municipal securities (sometimes referred to as short-term floating rate securities), which are sold to third party investors, and residual interest bonds, which the Trust would purchase. The short-term floating rate security will be linked to a reference interest rate (such as the London Interbank Offered Rate (“LIBOR”) or the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Bond Swap Index), and the tender option bond trust’s income will be used to pay the coupon on the short-term floating rate security, with any remaining income going toward the residual interest bond. The short-term floating rate securities have first priority on the cash flow from the municipal bonds held by the special purpose trust. Typically, a third party, such as a bank, broker-dealer or other financial institution, grants the floating rate security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees. The holder of the short-term floating rate security effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered short-term floating rate securities in the event of certain defaults or a significant downgrade in the credit rating assigned to the bond issuer. For its residual interest bonds investment, the Trust receives the residual cash flow from the special purpose trust. Because the holder of the short-term floating rate security is generally assured liquidity at the face value of the security, the Trust as the holder of the residual interest bond assumes the interest rate cash flow risk and the market value risk associated with the municipal security deposited into the special purpose trust. The volatility of the interest cash flow and the residual market value will vary with the degree to which the trust is leveraged. This is expressed in the ratio of the face value of the short-term floating rate securities in relation to the residual interest bonds that are issued by the special purpose trust. All voting rights and decisions to be made with respect to any other rights relating to the municipal bonds held in the special purpose trust are passed through to the Trust, as the holder of the residual interest bonds. Under Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities,” when the Trust deposits municipal bonds in a tender option bond trust the Trust accounts for the transaction described above as a secured borrowing by including the fixed rate bond held by the special purpose trust in its portfolio of investments and the floating rate notes as a liability. A tender option bond trust can be collapsed or closed by either the holder of the residual interest bonds (such as the Trust) or by the liquidity provider. Generally, because the Trust may act to collapse the tender option bond trust and receive the value of the residual interests bonds held by the Trust within seven days, such residual interest bonds are considered liquid securities when held by the Trust. The Trust incurs economic leverage by investing in residual interest bonds.

Because increases in either the interest rate on the securities or the value of indexes (with which residual interest bonds maintain their inverse relationship) reduce the residual interest paid on residual interest bonds, residual interest bonds’ value is generally more volatile than that of fixed rate bonds. Residual interest bonds have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. These securities generally will underperform the market of fixed rate bonds in a rising short term interest rate environment, but tend to outperform the market of fixed rate bonds when short term interest rates decline or remain relatively stable. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity.

The Adviser may determine to invest in residual interest bonds rather than investing directly in municipal bonds because the embedded leverage provides an opportunity to earn enhanced income. The residual interest payments to which the Trust is entitled consists of all of the interest paid on all of the bonds held in the tender option bond trust less the interest payable to floating rate interest holders and the expenses of the trust. Accordingly, if the short-term rates payable to the floating rate interest holder are lower than the long-term rates on the municipal bonds held in the trust, the Trust as the residual interest holder will receive (i) the difference between these amounts on the portion of the tender option bond trust attributable to floating rate interests; plus (ii) the interest on such municipal bonds on the portion of the tender option bond trust attributable to residual interests; minus trust expenses.

The Trust will invest in residual interest bonds primarily for investment purposes.

ADDITIONAL INVESTMENT PRACTICES

When-issued securities
The Trust may purchase securities on a “when-issued” basis, which means that payment and delivery occur on a future settlement date.  The price and yield of such securities are generally fixed on the date of commitment to purchase.  However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Trust agreed to pay for them.  The Trust may be required to maintain a segregated account of liquid assets equal to outstanding purchase commitments.  The Trust may also purchase instruments that give the Trust the option to purchase a municipal obligation when and if issued.

Futures transactions
The Trust may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates, as a substitute for the purchase of securities or for other risk management purposes.  For example, futures contracts may sometimes be used to seek to reduce the additional long-term interest rate risk the Trust bears by holding residual interest municipal bonds.  Futures contracts may be based on various debt securities and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade).  Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Trust’s initial investment in these contracts.  The Trust only will purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission.  These transactions involve transaction costs.  There can be no assurance that Eaton Vance’s use of futures will be advantageous to the Trust.  Distributions by the Trust of any gains realized on the Trust’s transactions in futures and options on futures will be taxable.  Rating Agency guidelines on any preferred shares issued by the Trust may limit use of these transactions.

Interest rate swaps and forward rate contracts
Interest rate swaps involve the exchange by the Trust with another party of its commitment to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).  The Trust will only enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Trust receiving or paying, as the case may be, only the net amount of the two payments).  The Trust may also enter forward rate contracts.  Under these contracts, the buyer locks in an interest rate at a future settlement date.  If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates.  If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  Any such gain received by the Trust would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Trust’s risk of loss consists of the net amount of payments that the Trust is contractually entitled to receive.  The net amount of the excess, if any, of the Trust’s obligations over its entitlements will be maintained in a segregated account by the Trust’s custodian.  The Trust will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.  If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction.  These instruments are traded in the over-the-counter (“OTC”) market.

Investment company securities
The Trust may purchase common shares of closed-end investment companies that have investment objectives and policies similar to those of the Trust.  In addition to providing tax-exempt income, such securities may provide capital appreciation.  Such investments, which may also be leveraged and subject to the same risks as the Trust, will not exceed 10% of total assets, and no such company will be affiliated with Eaton Vance.  These companies bear fees and expenses that the Trust will incur indirectly.

INVESTMENT PROCESS

A team of Eaton Vance investment professionals is responsible for the overall management of the Trust’s investments.  The Trust’s investments are actively managed, and may be bought or sold on a daily basis.  The Adviser uses a variety of techniques that are designed to help control risk and seek to minimize the Trust’s exposure to loss of principal value due to defaults and declines in the value of portfolio investments.  There is no guarantee that it will be successful in its investment objective.

The Adviser’s staff monitors the credit quality and price of securities and instruments held by the Trust, as well as other securities and instruments that are available for investment.  The Trust is not required to dispose of an investment in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment, including in the event of a default.  In determining whether to retain or sell such an investment, the Adviser may consider such factors as the Adviser’s assessment of the credit quality of the issuer of such investment, the price at which such investment could be sold and the rating, if any, assigned to such investment by other Rating Agencies.

Portfolio turnover
The Trust cannot accurately predict its portfolio turnover rate, but its historical annual turnover rate over the last five years has been between [  ]% and[  ] % (excluding turnover of securities and obligations having a maturity of one year or less).  [For the year ended November 30, 2009, the Trust’s portfolio turnover rates was [  ]%].  The Trust may engage in active short-term trading to benefit from yield disparities among different issues, to seek short-term profits or for other reasons.  Such trading will increase the Trust’s rate of turnover and may increase the incidence of net short-term capital gains which, upon distribution by the Trust, are taxable to Common Shareholders as ordinary income.

USE OF LEVERAGE

As described herein, the Trust may invest in residual interest bonds, which have the economic effect of leverage.  In addition, the Trust currently uses leverage created by issuing APS.  On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [June 30], 2010, 620 Series A and 620 Series B APS had been redeemed.  On May 27, 2009, in connection with the merger of the Eaton Vance National Municipal Income Trust into the Trust, the Trust issued 5,027,606 Common Shares and 806 shares of Series C APS in exchange for the common shares and APS, respectively, to the Eaton Vance National Municipal Income Trust.  The APS have seniority over the Common Shares.  As of [June 30], 2010, the Trust had no outstanding borrowings, but did have leverage in the form of residual interest bonds in addition to the outstanding APS.  The Adviser anticipates that the use of leverage (from such issuance of the APS, borrowings and the purchase of residual interest bonds) will result in higher income to Common Shareholders over time.  Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks.  There can be no assurance that a leveraging strategy will successful.

The costs of the financial leverage program (from the issuance of preferred shares, any borrowings, and residual interest bonds) are borne by Common Shareholders and consequently result in a reduction of the NAV of Common Shares.  During periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of preferred shares, borrowings and investment in residual interest bonds.  In this regard, holders of debt or preferred securities do not bear the investment advisory fee.  Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.

Leverage creates risks for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares.  There is a risk that fluctuations in the distribution rates on any outstanding preferred shares may adversely affect the return to the holders of the Common Shares.  If the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the return on the Trust will be less than if leverage had not been used, and, therefore, the amount available for distribution to Common Shareholders will be reduced.  The Adviser in its best judgment nevertheless may determine to maintain the Trust’s leveraged position if it deems such action to be appropriate in the circumstances.

Changes in the value of the Trust’s investment portfolio (including investments bought with the proceeds of leverage) will be borne entirely by the Common Shareholders.  If there is a net decrease (or increase) in the value of the Trust’s investment portfolio, the leverage will decrease (or increase) the NAV per Common Share to a greater extent than if the Trust were not leveraged.  During periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust’s gross assets, including the proceeds from the issuance of preferred shares, borrowings and investment in residual interest bonds.  As discussed under “Description of capital structure,” the Trust’s issuance of preferred shares may alter the voting power of Common Shareholders.

Capital raised through leverage will be subject to distribution and/or interest payments, which may exceed the income and appreciation on the assets purchased.  The issuance of preferred shares involves offering expenses and other costs and may limit the Trust’s freedom to pay distributions on Common Shares or to engage in other activities.  The issuance of a class of preferred shares having priority over the Common Shares creates an opportunity for greater return per Common Share, but at the same time such leveraging is a speculative technique that will increase the Trust’s exposure to capital risk.  Unless the income and appreciation, if any, on assets acquired with offering proceeds exceed the cost of issuing additional classes of securities (and other Trust expenses), the use of leverage will diminish the investment performance of the Common Shares compared with what it would have been without leverage.

The Trust is subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies that issued ratings for preferred shares issued by the Trust.  These guidelines impose asset coverage or Trust composition requirements that are more stringent than those imposed on the Trust by the 1940 Act.  These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Trust’s portfolio in accordance with its investment objective and policies and it is not anticipated that they will so impeded Eaton Vance in the future.

Under the 1940 Act, the Trust is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Trust’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares plus the amount of any senior security representing indebtedness (i.e., such liquidation value and amount of indebtedness may not exceed 50% of the Trust’s total assets).  In addition, the Trust is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the NAV of the Trust’s portfolio (determined after deducting the amount of such distribution) is at least 200% of such liquidation value plus amount of indebtedness.  The Trust intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%.  [As of [June 30,2010], the outstanding APS and the outstanding borrowings represented [    ]% leverage, and there was an asset coverage of the APS of [    ]%.]  Normally, holders of the Common Shares will elect six of the Trustees of the Trust and holders of any preferred shares will elect two.  In the event the Trust fails to pay distributions on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the preferred distributions in arrears are paid.

Under the 1940 Act, the Trust is not permitted to incur indebtedness, including through the issuance of debt securities, unless immediately thereafter the total asset value of the Trust’s portfolio is at least 300% of the liquidation value of the outstanding indebtedness (i.e., such liquidation value may not exceed 33 1/3% of the Trust’s total assets).  In addition, the Trust is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the NAV of the Trust’s portfolio (determined after deducting the amount of such distribution) is at least 300% of such liquidation value.  If the Trust borrows money or enters into a commercial paper program, the Trust intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%.  As of  [June 30], 2010, there were no outstanding borrowings.  Leverage created through the use of residual interest bonds is not considered to be indebtedness pursuant to the 1940 Act.

To qualify for federal income taxation as a “regulated investment company,” the Trust must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain).  The Trust also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax.  If the Trust is precluded from making distributions on the Common Shares because of any applicable asset coverage requirements, the terms of the preferred shares may provide that any amounts so precluded from being distributed, but required to be distributed for the Trust to meet the distribution requirements for qualification as a regulated investment company, will be paid to the holders of the preferred shares as a special distribution.  This distribution can be expected to decrease the amount that holders of preferred shares would be entitled to receive upon redemption or liquidation of the shares.

Successful use of a leveraging strategy may depend on the Adviser’s ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

[Assuming the utilization of leverage in the amount of [  ]% of the Trust’s gross assets and an annual dividend rate on preferred shares of [  ]% and an annual interest rate of [  ]% on borrowings payable on such leverage based on market rates as of the date of this prospectus, the additional income that the Trust must earn (net of expenses) in order to cover such dividend payments is [   ]%.  The Trust’s actual cost of leverage will be based on market rates at the time the Trust undertakes a leveraging strategy, and such actual costs of leverage may be higher or lower than that assumed in the previous example.]

[The following table is designed to illustrate the effect on the return to a holder of the Common Shares of leverage in the amount of approximately [   ]% of the Trust’s gross assets, assuming hypothetical annual returns of the Trust’s portfolio of minus 10% to plus 10%.  As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed portfolio return (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Common Share return assuming [__]% leverage	( )%	( )%	( )%	[ ]%	[ ]%

ADDITIONAL RISK CONSIDERATIONS

Discount from or premium to NAV
The Offering will be conducted only when Common Shares of the Trust are trading at a price equal to or above the Trust’s NAV per Common Share plus the per Common Share amount of commissions.  As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares.  The Trust’s Common Shares have traded both at a premium and at a discount relative to net asset value. The shares of closed-end management investment companies frequently trade at a discount from their NAV.  This is a risk separate and distinct from the risk that the Trust’s NAV may decrease.

Secondary market for the Common Shares
The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Common Shares.  The increase in the amount of the Trust’s outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Trust.  Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Trust’s NAV per Common Share plus the per Common Share amount of commissions to be paid to EVD.

The Trust also issues Common Shares of the Trust through its dividend reinvestment plan.  See “Dividend reinvestment plan.” Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Trust.

When the Common Shares are trading at a premium, the Trust may also issue Common Shares of the Trust that are sold through transactions effected on the NYSE.  The increase in the amount of the Trust’s outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Trust.

The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Adviser is unable to invest the proceeds of such offering as intended, the Trust’s per share distribution may decrease (or may consist of return of capital) and the Trust may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Investment and market risk
An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in Common Shares represents an indirect investment in the securities owned by the Trust, which will generally trade in the OTC markets.  The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.  If the current national economic downturn deteriorates into a prolonged recession, the ability of municipalities to collect revenue and service their obligations could be materially and adversely affected.

Interest rate and income risk
The prices of municipal obligations tend to fall as interest rates rise. When interest rates decline, the value of municipal obligations held by the Trust can be expected to rise. Conversely, when interest rates rise, the value of municipal obligations held by the Trust can be expected to decline. Interest rate risk is the risk that the municipal securities in the Trust’s portfolio will decline in value because of increases in market interest rates. In typical market interest rate environments, the prices of longer-term municipal securities tend to fluctuate more in price in response to changes in market interest rates than prices of shorter-term municipal securities. A decline in the prices of the municipal obligations owned by the Trust would cause a decline in the NAV of the Trust, which could adversely affect the trading price of the Common Shares. This risk is usually greater among municipal obligations with longer maturities or durations. Although the Trust has no policy governing the maturities or durations of its investments, the Trust expects that it will generally invest in a portfolio of longer-term securities, generally with maturities of 10 years or greater. This means that the Trust’s share NAV and market price per share will fluctuate more in response to changes in market interest rates than if the Trust invested primarily in shorter-term municipal securities.

Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments. Because the Trust may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.  The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps and forward rate contracts, for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Trust’s exposure to interest rate risk, although there can be no assurance that it will do so or that such strategies will be successful.

The income investors receive from the Trust is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term. If long-term interest rates drop, investors’ income from the Trust over time could drop as well if the Trust purchases securities with lower interest coupons.  This risk is magnified when prevailing short-term interest rates increase and the Trust holds residual interest bonds.

The Trust incurs economic leverage by investing residual interest bonds. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such bonds are held by the Trust, an increase in short- or long-term market interest rates may adversely affect the income received from such bonds or the NAV of the Trust’s shares.

Call and Other Reinvestment Risks
If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Trust is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Trust’s dividends and possibly could affect the market price of the Common Shares. Similar risks exist when the Trust invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Trust’s current earnings rate.

Credit Risk
Credit risk is the risk that one or more municipal bonds in the Trust’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status. Because the Trust may invest up to 35% of its total assets in below investment grade securities, it will be subject to a high level of credit risk.  In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Trust’s NAV or dividends. Securities rated in the fourth highest category (i.e., Baa by Moody’s or BBB by S&P or Fitch) are considered investment grade quality, but they also may have some speculative characteristics.

Changes in the credit quality of the issuers of municipal obligations held by the Trust will affect the principal value of (and possibly the income earned on) such obligations. In addition, the value of such securities is affected by changes in general economic conditions and business conditions affecting the relevant economic sectors. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Trust’s investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

The Trust may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the ongoing appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Although the Adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the Rating Agencies. Credit ratings are based largely on the issuer’s historical financial condition and the Rating Agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a Rating Agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security.

State specific risk
The Trust has no current intention to invest 25% or more of its gross assets (but may invest up to such amounts) in municipal obligations of issuers located in the same state (or U.S. territory), but reserves the flexibility to do so in the future.  If the Trust invests 25% or more of its gross assets in any one state (or U.S. territory), the Trust may be more susceptible to adverse economic, political or regulatory occurrences affecting a particular state (or territory).

Sector concentration risk
The Trust may invest 25% or more of its total assets in municipal obligations of issuers located in the same economic sector, such as revenue obligations of health care facilities or hospitals, airport revenue obligations or industrial development bonds.  This may make the Trust more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector.  For example, health care related issuers are susceptible to changes in Medicaid reimbursement policies, and national and state health care legislation.  As concentration increases, so does the potential for fluctuation in the NAV of the Trust’s shares.

Liquidity risk
At times, a substantial portion of the Trust’s assets may be invested in securities for which there is no readily available trading market or are subject to restrictions on resale, which includes residual interest bonds.  The Trust, by itself or together with other accounts managed by Eaton Vance and its affiliates, at times may hold a major portion of all of such securities.  Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Trust could find it more difficult to sell such securities when Eaton Vance believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Trust’s NAV.

The secondary market for some municipal obligations may be less liquid than that for widely traded taxable debt obligations or widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Trust may invest.  The Trust has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale.  In certain situations, the Trust could find it more difficult to sell such securities at desirable times and/or prices.  The Trust may not be able to readily dispose of such securities at prices that approximate those at which the Trust could sell such securities if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.  In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Trust’s NAV and ability to make distributions.

Municipal bond market risk
Investing in the municipal bond market involves certain risks.  Certain securities in which the Trust will invest will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange.  The amount of public information available about the municipal obligations in the Trust’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Trust may, therefore, be more dependent on the analytical abilities of Eaton Vance than if the Trust were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments.  In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.  Issuers of municipal securities might seek protection under the bankruptcy laws.  In the event of bankruptcy of such an issuer, the Trust could experience delays in collecting principal and interest to which it is entitled, and may obtain only a limited recovery or no recovery in such circumstances. To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Trust’s operating expenses.  Any income derived from the Trust’s ownership or operation of such assets may not be tax-exempt.

Current economic conditions may increase the likelihood that a municipal issuer will be unable to make timely payments of interest and principal or will default or seek protection under the bankruptcy laws and may increase the likelihood of legislation that will adversely effect the Trust’s investments in municipal obligations.  See “Investment objective, policies and risks – Additional risk considerations – Current economic conditions – credit crisis liquidity and volatility risk.”

Insurance risk
The Trust may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts.  The credit quality of the companies that provide such credit enhancements will generally affect the value of those securities.  Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced defaults or otherwise suffered credit deterioration.  Such losses have reduced the insurers’ capital and may have called into question their continued ability to perform their obligations under such insurance if called upon in the future.  While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided, the rating of the underlying municipal security will generally be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating.  In such a case, the value of insurance associated with a municipal security would decline and may not add any value.  The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Trust’s shares represented by such insured obligation.

Thus, in the event that any Rating Agency (or all of them) should downgrade its assessment of the claims-paying ability of a particular insurer, it could negatively impact the value of obligations insured by such insurer.  In addition, to the extent the Trust obtains separate insurance on an issuer (“Portfolio Insurance”), the Trust may be subject to certain restrictions on investments imposed by guidelines of the insurance companies issuing such Portfolio Insurance. The Trust does not expect these guidelines to prevent Eaton Vance from managing the Trust’s portfolio in accordance with its investment objective and policies.

Risks of municipal leases and certificates of participation
The Trust may invest in municipal leases and certificates of participation that involve special risks not normally associated with general obligations or revenue obligations. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer), issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. The issuer’s obligations under such leases are often subject to the ongoing appropriation by a legislative body, on an annual or other basis, of funds for the payment thereof.  Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation. Certain municipal lease obligations owned by the Trust may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities. In determining the liquidity of municipal lease obligations, the Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity.

Current economic conditions – credit crisis liquidity and volatility risk
The markets for many credit instruments, including municipal obligations, have experienced periods of illiquidity and extreme volatility since the latter half of 2007.  The debt and equity capital markets in the United States have been negatively affected by significant write-offs in the financial services sector relating to sub-prime mortgages and the repricing of credit risk in the broader market, among other things.  These events, along with the deterioration of the housing market, the failure of major financial institutions and the concerns that other financial institutions as well as the global financial system are experiencing severe economic distress have materially and adversely affected the broader financial and credit markets.  General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which, in turn, have resulted in significant valuation uncertainties in a variety of debt securities, including municipal obligations.  In addition, during 2008, several major dealers of municipal bonds exited the market via acquisition or bankruptcy.  These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value.  These market conditions may make valuation of some of the Trust’s municipal obligations uncertain and/or result in sudden and significant valuation increases or declines in its holdings.  During times of reduced market liquidity, such as experienced recently, the Trust may not be able to sell securities readily at prices reflecting the underlying values of such securities or where carried on the Trust’s books.  Sales of large blocks of securities by market participants that are seeking liquidity can further reduce security prices in an illiquid market.  In addition, illiquidity and volatility in the credit markets may directly and adversely affect dividends on the Trust’s shares.

In response to the global economic downturn, governmental cost burdens may be reallocated among federal, state and local governments.  The Federal Government, Federal Reserve and other governmental and regulatory bodies have taken and are considering additional actions to address the financial crisis.  There can be no assurance as to what impact such actions will have on the markets for municipal obligations.  Laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.  Issuers of municipal obligations might seek protection under the bankruptcy laws.

The current economic and financial market conditions may continue to contribute to increased market volatility, may have long-term effects on the U.S. and worldwide financial markets; and may cause further economic uncertainties or deterioration in the United States and worldwide.  The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely affect the Trust’s investments.  The Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. economy, markets and securities in the Trust's portfolio.  The Adviser intends to monitor developments and seek to manage the Trust’s portfolio in a manner consistent with achieving the Trust’s investment objective, but there can be no assurance that it will be successful in doing so.

Below investment grade securities risk
As indicated above, the Trust may invest up to 35% of its gross assets in municipal obligations rated below investment grade by at least one Rating Agency (but not, with respect to more than 30% of total assets, lower than B by all Rating Agencies rating the obligation) and unrated municipal obligations that the Adviser considers to be of comparable quality.  Such obligations, commonly called “junk bonds,” will have speculative characteristics in varying degrees and are more volatile than higher rated obligations.  While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions.  Below investment grade municipal obligations involve a greater degree of credit, interest rate and market risk than investment grade municipal obligations.  Below investment grade municipal obligations are subject to a greater risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  Below investment grade municipal obligations are considered predominantly speculative because of the credit risk of their issuers.  While offering a greater potential opportunity for capital appreciation and higher yields, below investment grade municipal obligations typically entail greater potential price volatility and may be less liquid than investment grade municipal obligations.  Issuers of below investment grade municipal obligations are more likely to default on their payments of interest and principal owed to the Trust, and such defaults will reduce the Trust’s NAV and income distributions.  The prices of these below investment grade obligations are more sensitive to negative developments than higher rated securities.  Adverse economic conditions generally lead to a higher non-payment rate.  In addition, below investment grade municipal obligations may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

Eaton Vance seeks to minimize the risks of investing in below investment grade securities through professional investment analysis, attention to current developments in interest rates and economic conditions, and industry and geographic diversification (if practicable).  When the Trust invests in lower rated or unrated municipal obligations, the achievement of the Trust’s investment objective may be more dependent on Eaton Vance’s ability than would be the case if the Trust were investing in municipal obligations rated investment grade.  In evaluating the credit quality of a particular issue, whether rated or unrated, Eaton Vance will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the guarantor or the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters.  Eaton Vance will attempt to reduce the risks of investing in the lowest investment grade quality, below investment grade quality and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal obligations to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing.  Issuers of below investment grade municipal obligations may be more adversely affected by a prolonged recession or continued deterioration of economic conditions.  In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s portfolio securities relate.  Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Trust may be unable to obtain full recovery thereof.

To the extent that there is no established retail market for some of the lower grade municipal obligations in which the Trust may invest, trading in such securities may be relatively inactive.  The Adviser is responsible for determining the NAV of the Trust, subject to the supervision of the Trust’s Board.  During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Trust’s portfolio, the ability of the Adviser to value the Trust’s securities becomes more difficult and the Adviser’s use of judgment may play a greater role in the valuation of the Trust’s securities due to the reduced availability of reliable objective data.  The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

Municipal obligations held by the Trust that are initially rated below investment grade but may subsequently be determined by Eaton Vance to be of investment grade quality for purposes of the Trust’s investment policies if the securities subsequently are backed by escrow accounts containing U.S. Government obligations.  The Trust may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by Eaton Vance.  In the case of a defaulted obligation, the Trust may incur additional expense seeking recovery of its investment.

Residual interest bond risk
The Trust incurs economic leverage by investing in residual interest bonds.  Residual interest bonds are securities that pay interest at rates that vary inversely with changes in prevailing short-term tax-exempt interest rates and provide the economic effect of leverage.  Typically, such securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor, typically a broker, for the purpose of holding municipal bonds.  In general, income on residual interest bonds will decrease when short-term interest rates increase and increase when short-term interest rates decrease.  Investments in residual interest bonds may subject the Trust to the risks of reduced or eliminated interest payments and losses of principal.  In addition, residual interest bonds may increase or decrease in value at a greater rate than the underlying securities, which effectively leverages the Trust’s investment.  The market value of such securities generally will be more volatile than that of conventional fixed rate securities.

Tender option bond trusts generally include liquidation triggers to protect the investor in the tender option bond.  Generally, the trusts do not have recourse to the investors (such as the Trust) in the residual interest securities.  However, the Trust may invest in residual interest securities that may be subject to recourse provisions.  In such instances, the assets of the Trust may be at greater risk of loss.  The Trust will segregate or earmark liquid assets with its custodian on a mark-to-market basis to cover these obligations.

Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased share net income and returns, but will also create the possibility that the Trust’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased with leverage by the Trust.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees will be calculated based on the Trust’s gross assets.  Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings  and other forms of financial leverage, which may create a conflict of interest between Eaton Vance and the Common Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in the associated tender option bond trust and other factors.  The market price of residual interest bonds is more volatile than the underlying securities due to leverage.  In circumstances where the Trust has a need for cash and the securities in a tender option bond trust are not actively trading, the Trust may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Trust portfolio holdings.

Leverage risk
As discussed above, the Trust currently uses leverage created by issuing APS and investing in residual interest bonds.  The Adviser anticipates that the use of leverage (from the issuance of APS, any borrowings, and residual interest bonds) may result in higher income to Common Shareholders over time.  Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares and the risk that fluctuations in dividend rates on APS shares and costs of borrowings may affect the return to Common Shareholders.  APS dividends are based on the yields of short-term municipal obligations, while the proceeds of the Trust’s offering are invested in longer-term municipal obligations, which typically have higher yields.  To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Trust’s distributions will be greater than if leverage had not been used.  Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used.  In the latter case, Eaton Vance, in its best judgment, may nevertheless determine to maintain the Trust’s leveraged position if it deems such action to be appropriate.  While the Trust has preferred shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Trust’s income available for distribution.   There can be no assurance that a leveraging strategy will be successful.

In addition, under current federal income tax law, the Trust is required to allocate a portion of any net realized capital gains or other taxable income to APS holders.  The terms of the Trust’s APS require the Trust to pay to any APS holders additional dividends intended to compensate the APS holders for taxes payable on any capital gains or other taxable income allocated to APS.   Any such additional dividends will reduce the amount available for distribution to Common Shareholders.  As discussed under “Management of the Trust,” the fee paid to Eaton Vance is calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of APS, borrowings and the purchase of residual interest bonds, so the fees will be higher when leverage is utilized.  In this regard, holders of APS do not bear the investment advisory fee.  Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.

The APS have been rated AAA by S&P.  The Trust currently intends to seek to maintain this rating or an equivalent credit rating from other Rating Agencies on the APS or any preferred shares it issues.  The Trust is subject to investment restrictions of the Rating Agencies as a result.  Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing.  Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act.  These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Trust’s portfolio in accordance with its investment objective and policies and it is not anticipated that they will so impeded Eaton Vance in the future.  See “Description of capital structure—Preferred shares.”

Financial leverage may also be achieved through the purchase of certain derivative instruments.  The Trust’s use of derivative instruments exposes the Trust to special risks.   See “Additional risk considerations – Derivatives risk.”

Derivatives risk
In addition to investing in residual interest bonds, the Trust may invest without limitation in other derivative instruments (which are instruments that derive their value from another instrument, security or index) acquired for hedging purposes.  The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments.  Derivative transactions, including options on securities and securities indices and other transactions in which the Trust may subject the Trust to increased risk of principal loss due to unexpected movements in securities prices and interest rates, and imperfect correlations between the Trust’s securities holdings and indices upon which derivative transactions are based.  Derivatives can be illiquid, may disproportionately increase losses, and may have a potentially large impact on the Trust’s performance.  The Trust also will be subject to credit risk with respect to the counterparties to any OTC derivatives contracts entered into by the Trust.  If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding.  The Trust may obtain only a limited recovery or no recovery in such circumstances.  Derivatives may disproportionately increase losses and have a potentially large negative impact on the Trust’s performance.

Counterparty risk
Changes in the credit quality of the companies that serve as the Trust’s counterparties with respect to its derivatives positions and liquidity providers for the Trust’s residual interests bonds or other investments supported by another party’s credit will affect the value of those instruments.  Certain entities that have served as counterparties in the municipals markets have recently incurred significant financial hardships, including bankruptcy and material loss of credit standing as a result of exposure to sub-prime mortgages and other investments that have experienced defaults or otherwise suffered extreme credit deterioration.  As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations.  By using derivatives or other instruments that expose the Trusts to counterparties, the Trust assumes the risk that its counterparties could experience future financial hardship.

Hedging risk
The Trust’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedge instruments to the Trust’s portfolio holdings or other factors.  No assurance can be given that Eaton Vance’s judgment in this respect will be correct.  In addition, no assurance can be given that the Trust will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so.  Hedging transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Trust, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset in the Trust’s portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets. Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured.  Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell.

The purchase or sale of futures or swap contracts may result in losses in excess of the amount invested in the futures or swap contract. While the Trust may enter into futures and swap contracts and options on futures contracts for hedging purposes, the use of futures and swap contracts and options on futures contracts might result in a poorer overall performance for the Trust than if it had not engaged in any such transactions.  There may be an imperfect correlation between the Trust’s portfolio holdings and futures or swap contracts or options on futures contracts entered into by the Trust, which may prevent the Trust from achieving the intended hedge or expose the Trust to risk of loss.  The degree of imperfection of correlation depends on circumstances, such as variations in market demand for futures, swaps, options on futures and their related securities, including technical influences in futures, swaps and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading.  Furthermore, the Trust’s use of futures and swap contracts and options on futures contracts to reduce risk involves costs and will be subject to Eaton Vance’s ability to correctly predict changes in interest rate relationships or other factors.

There are several risks associated with hedging transactions in options on securities.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its investment objective.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Inflation risk/deflation risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money.  As inflation increases, the real value of the Common Shares and distributions thereon can decline.  In addition, during any periods of rising inflation, short-term interest rates and the Trust’s cost of leverage would likely increase, reducing returns to Common Shareholders to the extent that such increased cost is not offset by commensurately higher income.  Also, distribution rates of preferred shares would likely increase, which would tend to further reduce returns to Common Shareholders.  Deflation risk is the risk that prices throughout the economy decline over time − the opposite of  inflation.  Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Trust’s investments.

Limited diversification risk
The Trust is a “diversified” investment company under the 1940 Act, which means that, subject to its investment restrictions and applicable federal income tax diversification requirements, with respect to 25% of its gross assets, it will be able to invest more than 5% of the value of its gross assets in the obligations of any single issuer.  To the extent the Trust invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Trust may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

Duration and maturity risk
The Trust has no set policy regarding portfolio maturity or duration.  Holding long duration and long maturity investments will expose the Trust to certain magnified risks.  These risks include interest rate risk, credit risk and liquidity risks as discussed above.

Tax risk
The value of the Trust’s investments and its NAV may be adversely affected by changes in tax rates and policies.  Because interest income from municipal obligations normally is not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations.  This could, in turn, affect the Trust’s NAV and ability to acquire and dispose of municipal obligations at desirable yield and price levels.  The Trust is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are otherwise indifferent to the federal income tax consequences of their investments.  See “Distributions and taxes.”

Management risk
The Trust is subject to management risk because it is an actively managed portfolio.  Eaton Vance and the individual portfolio managers invest the assets of the Trust as they deem appropriate in implementing the Trust’s investment strategy.  Accordingly, the success of the Trust depends upon the investment skills and analytical abilities of Eaton Vance and the individual portfolio managers to develop and effectively implement investment strategies that achieve the Trust’s investment objective.  There is no assurance that Eaton Vance and the individual portfolio managers will be successful in developing and implementing the Trust’s investment strategy. Decisions made by Eaton Vance and the individual portfolio managers may cause the Trust to incur losses or to miss profit opportunities on which it could otherwise have capitalized.

Market disruption
The wars in Afghanistan and Iraq and other geopolitical events around the world may adversely affect the performance of U.S. and worldwide financial markets. The Trust cannot predict the effects of significant future events on the U.S. economy and securities markets. You should carefully consider your ability to assume these risks before making an investment in the Trust.

Anti-takeover provisions
The Trust’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Trust or to change the composition of the Board. See “Description of capital structure—Anti-takeover provisions in the Declaration of Trust.”

Management of the Trust

BOARD OF TRUSTEES

The management of the Trust, including general supervision of the duties performed by the Adviser under the Advisory Agreement (defined below), is the responsibility of the Trust’s Board under the laws of The Commonwealth of Massachusetts and the 1940 Act.

THE ADVISER

Eaton Vance Management acts as the Trust’s investment adviser under an Investment Advisory Agreement (the “Advisory Agreement”).  The Adviser’s principal office is located at Two International Place, Boston, MA 02110.  Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment funds since 1931.  As of June 30, 2010, Eaton Vance and its affiliates managed approximately $165.4 billion of assets, including 64 municipal bond funds with combined assets of about $27.5 billion.  Eaton Vance is a direct, wholly owned subsidiary of Eaton Vance Corp., a publicly held holding company that, through its subsidiaries and affiliates, engages primarily in investment management and administration.

Eaton Vance employs [24] personnel in its municipal bond department, including [eight portfolio managers, five traders and nine research analysts.  Eaton Vance was one of the first advisory firms to manage a registered municipal bond investment company, and has done so continuously since 1978.  Eaton Vance and certain of its subsidiaries currently manage [ten] national municipal investment companies, [50] single state municipal investment companies, and [one] money market municipal investment company, with assets of about $27.5 billion.  Of the municipal income funds managed by Eaton Vance, [20] are closed-end funds.

Under the general supervision of the Trust’s Board, Eaton Vance is responsible for managing the Trust’s overall investment program, determining the Trust’s allocations among its permitted investments, and selecting individual holdings.

The Adviser will furnish to the Trust investment advice and office space and all necessary office facilities, equipment and personnel for servicing the investments of the Trust.  The Adviser will compensate all Trustees and officers of the Trust who are members of the Adviser’s organization and who render investment services to the Trust, and will also compensate all other Adviser personnel who provide research and investment services to the Trust.  In return for these services, facilities and payments, the Trust has agreed to pay the Adviser as compensation under the Advisory Agreement an annual fee in the amount of 0.70% of the average weekly gross assets of the Trust.  The Trust began operations on January 29, 1999.  For purposes of the Advisory Agreement, gross assets of the Trust means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to any investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance debt securities), (ii) the issuance of preferred shares or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objective and policies, (iv) the issuance of residual interest bonds by tender option bond trusts and/or (v) any other means.  During any future periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust’s gross assets, including proceeds from any borrowings and from the issuance of preferred shares.  As demonstrated in the fee table under “Summary of Trust Expenses,” after giving effect to the Trust’s use of leverage and using the assumptions set forth in the fee table, the management fee would be [  ]%.  On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [June 30], 2010, 620 Series A and 620 Series B APS had been redeemed. The APS have seniority over the Common Shares.  As of [June 30], 2010, the Trust had no outstanding borrowings.

Thomas M. Metzold is the portfolio manager of the Trust and is responsible for day-to-day management of the Trust’s investments. Mr. Metzold also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance.  Mr. Metzold, a Chartered Financial Analyst, is a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Trust.

The Trust and the Adviser have adopted a Code of Ethics relating to personal securities transactions.  The Code of Ethics permits Adviser personnel to invest in securities (including securities that may be purchased or held by the Trust) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes of Ethics.

The Trust’s shareholder reports contain information regarding the basis for the Trustees’ approval of the Trust’s Advisory Agreement.

THE ADMINISTRATOR

Eaton Vance serves as administrator of the Trust.  Under an Administration Agreement with the Trust (the “Administration Agreement”), Eaton Vance is responsible for managing the business affairs of the Trust, subject to the supervision of the Trust’s Board.  Eaton Vance will furnish to the Trust office space and all necessary office facilities, equipment and personnel for administering the affairs of the Trust. Eaton Vance’s administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Trust’s custodian and transfer agent, providing assistance in connection with the Board and shareholders’ meetings, providing service in connection with any repurchase offers and other administrative services necessary to conduct the Trust’s business.  Eaton Vance currently receives compensation of 0.20% annually of the average weekly gross assets for providing administrative services to the Trust.  In addition to the management fee and administration fee, the Trust pays all costs and expenses of its operation, including compensation of its Trustees (other than those affiliated with the Adviser), custodial expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing Trust documents and reports to governmental agencies, and taxes and filing or other fees, if any.

Plan of distribution

The Trust intends to enter into a Distribution Agreement with EVD, a form of which will be filed as an exhibit to the Registration Statement of which this prospectus is a part.  The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement.  Subject to the terms and conditions of the Distribution Agreement, the Trust may issue and sell Common Shares of the Trust from time to time through EVD, which is the principal underwriter of the Common Shares, through certain broker-dealers which will have entered into selected dealer agreements with EVD.  The Common Shares will only be sold on such days as shall be agreed to by the Trust and EVD.

The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE, subject to a minimum price to be established each day by the Trust.  The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the commission to be paid to EVD.  The Trust and EVD will suspend the sale of Common Shares if the per Common Share price of the Common Shares is less than the minimum price.

The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate based upon the premium at which the Trust’s Common Shares are trading on the NYSE on the day of the sale transaction according to the following schedule:

Market Price Premium of Common Shares to NAV on Day of Sale	Commission
1.0% up to and including 2.0%	[1.0%]
Over 2.0% up to and including 3.0%	[1.75%]
Over 3.0% up to and including 4.0%	[2.5%]
Over 4.0%	[3.0%]

EVD will compensate broker-dealers participating in the offering based on the number of Common Shares sold by the broker-dealer in an amount equal to 80% of the applicable gross commission paid by the Trust to EVD according to the schedule above.  EVD may from time to time change the dealer re-allowance.  The Trust will retain the value of the difference between the premium of the Common Shares and the commission paid on the sale of the Common Shares in the Offering.  In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.

Settlements of sales of Common Shares will occur on the third business day following the date on which any such sales are made. Unless otherwise indicated in a further prospectus supplement, EVD as underwriter will act as underwriter on a reasonable efforts basis.

In connection with the sale of the Common Shares on behalf of the Trust, EVD may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), and the compensation of EVD may be deemed to be underwriting commissions or discounts.

The offering of Common Shares pursuant to the Distribution Agreement will terminate upon the earlier of (i) the sale of all Common Shares subject thereto or (ii) termination of the Distribution Agreement.  The Trust and EVD each have the right to terminate the Distribution Agreement in its discretion at any time.

The Adviser will pay the expenses of the Offering (other than the applicable commissions).  Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (including this prospectus and the Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

Distributions

The Trust intends to make regular monthly cash distributions to Common Shareholders.  The amount of each monthly distribution will vary depending on a number of factors, including distributions payable on the APS or other costs of financial leverage.  As portfolio and market conditions change, the rate of distribution on the Common Shares and the Trust’s distribution policy could change.  Over time, the Trust will distribute all of its net investment income (after it pays accrued distributions on any outstanding APS or other costs of financial leverage).

The net investment income of the Trust will consist of all interest income accrued on portfolio investments, short-term capital gain (including short-term gains on options, futures and forward positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Trust.  Expenses of the Trust will be accrued each day.  Substantially all of the Trust’s investment company taxable income will be distributed each year.  In addition, at least annually, the Trust intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss).  To the extent that the Trust’s net investment income and net capital gain for any year exceed the total monthly distributions paid during the year, the Trust will make a special distribution at or near year-end of such excess amount as may be required.  If the Trust’s total monthly distributions in any year exceed the amount of its net investment income and net capital gain for the year, any such excess would be characterized as a return of capital for federal income tax purposes.  Under the Investment Company Act of 1940, as amended (the “1940 Act”), for any distribution that includes amounts from sources other than net income, the Trust is required to provide Common Shareholders a written statement regarding the components of such distribution.  Such a statement will be provided at the time of any distribution believed to include any such amounts.

Common Shareholders may automatically reinvest some or all of their distributions in additional Common Shares pursuant to the Trust’s dividend reinvestment plan.  See “Dividend reinvestment plan.”

Federal Income Tax Matters  [to be updated]

The following discussion of federal income tax matters is based on the advice of K&L Gates LLP, Boston, Massachusetts, counsel to the Trust.

The Trust intends to invest a sufficient portion of its assets in tax-exempt municipal securities so that it will be permitted to pay “exempt-interest dividends” (as defined under applicable federal income tax law). Each distribution of exempt-interest dividends, whether paid in cash or reinvested in additional Shares, ordinarily will constitute income exempt from regular federal income tax. However, exempt-interest dividends are included in determining what portion, if any, of a person’s social security and railroad retirement benefits will be includible in gross income subject to regular federal income tax. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Trust’s net capital gain (“capital gain dividends”), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Trust’s earnings and profits will first reduce the adjusted tax basis of a holder’s Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). Interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes if the Trust distributes exempt-interest dividends during the Shareholder’s taxable year.

The Trust will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder’s adjusted tax basis in the Shares and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less and (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) (0% for individuals in the 10% or 15% tax bracket). Absent further legislation, the maximum 15% rate on long-term capital gains will increase to 20% for taxable years beginning after December 31, 2010.  Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares, and will be disallowed to the extent of any exempt-interest dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, if the Shareholder is a participant in the Plan (as defined below)). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

Distributions by the Trust of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Trust to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Trust must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its gross assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the alternative minimum tax. Shareholders of the Trust are required to report tax-exempt interest on their federal income tax returns.

Any interest on indebtedness incurred or continued to purchase or carry Shares with respect to which exempt-interest dividends are paid is not deductible.  Under certain applicable rules, the purchase or ownership of Shares may be considered to have been made with borrowed funds even though such funds are not directly used for the purchase or ownership of Shares.

An investor should be aware that if Shares are purchased shortly before the record date for any taxable dividend (including a capital gain dividend), the purchase price likely will reflect the value of the dividend and the investor then would receive a taxable distribution likely to reduce the trading value of such Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to “backup” federal income tax withholding at the rate of  28%.

Dividends declared by the Trust in October, November or December and paid during the following January may be treated as having been received by Shareholders in the year the distributions were declared.

The Trust intends to elect to be treated and to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. In order to qualify as a RIC, the Trust must satisfy certain requirements regarding the sources of its income, the diversification of its assets and the distribution of its income. As a RIC, the Trust is not expected be subject to federal income tax provided that it meets certain distribution requirements.  If the Trust retains any net capital gain or investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Trust retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its Shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount; (ii) will be entitled to credit their proportionate shares of the tax paid by the Trust on such undistributed amount against their federal income tax liabilities, if any; and (iii) will be entitled to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a Shareholder of the Trust will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the Shareholder’s gross income and the tax deemed paid by the Shareholder under clause (ii) of the preceding sentence.

The Trust may invest in other securities the federal income tax treatment of which is uncertain or subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or their income differs from the tax treatment expected by the Trust, it could affect the timing or character of income recognized by the Trust, requiring the Trust to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.  In addition, certain of the Trust’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Trust to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above.

As the Trust issues preferred shares, the Trust will designate dividends paid to holders of Shares and to holders of those preferred shares in accordance with each class’s proportionate share of each item of Trust income. A class’s proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class.

The foregoing briefly summarizes some of the important federal income tax consequences to Shareholders of investing in Shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

Dividend reinvestment plan

Pursuant to the Trust’s dividend reinvestment plan (the “Plan”), unless a Common Shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Common Shares.

American Stock Transfer & Trust Company (the “Plan Agent”) serves as agent for the Common Shareholders in administering the Plan.  Common Shareholders who elect not to participate in the Plan will receive all Trust distributions in cash paid by check mailed directly to the Common Shareholder of record (or if the Common Shares are held in street or other nominee name, then to the nominee) by the Plan Agent., as disbursing agent.  Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent prior to any distribution record date.

Common Shares will be acquired by the Plan Agent or an independent broker-dealer for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional previously authorized but unissued Common Shares from the Trust (“newly issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere.  If on the payment date for the distribution, the NAV per Common Share is equal to or less than the market price per Common Share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued Common Shares on behalf of the participants.  The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV per Common Share on the date the Common Shares are issued, provided that the maximum discount from the then current market price per Common Share on the date of issuance may not exceed 5%.  If on the distribution payment date the NAV per Common Share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in Common Shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the distribution payment date, the Plan Agent will have up to 30 days after the distribution payment date to invest the distribution amount in Common Shares acquired in open-market purchases.  If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the distribution had been paid in newly issued Common Shares on the distribution payment date.  Therefore, the Plan provides that if the Plan Agent is unable to invest the full distribution amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the distribution amount in newly issued Common Shares.

The Plan Agent maintains all Common Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Common Shareholders for tax records.  Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Common Shareholder proxy will include those Common Shares purchased or received pursuant to the Plan.  The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for Common Shares held pursuant to the Plan in accordance with the instructions of the participants.  In the case of Common Shareholders such as banks, brokers or nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record Common Shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges to Common Shares issued directly by the Trust as a result of distributions payable either in Common Shares or in cash.  However, each Plan participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of distributions.

Common Shareholders participating in the Plan may receive benefits not available to Common Shareholders not participating in the Plan.  If the market price (plus commissions) of the Common Shares is above their NAV, participants in the Plan will receive Common Shares of the Trust purchased at a discount to market price and having a current value that exceeds the cash distributions they would have otherwise received on their Common Shares.  If the market price (plus commissions) of the Common Shares is below their NAV, Plan participants will receive Common Shares with a NAV that exceeds the cash distributions they would have otherwise received on their Common Shares.  There may, however, be insufficient Common Shares available in the market at prices below NAV to satisfy the Plan’s requirements, in which case the Plan Agent will acquire newly issued Common Shares.  Also, since the Trust does not redeem its Common Shares, the price on resale may be more or less than their NAV.

Experience under the Plan may indicate that changes are desirable.  Accordingly, upon 30 days’ notice to Plan participants, the Trust reserves the right to amend or terminate the Plan.  A Plan participant will be charged a $5.00 service charge and pay brokerage charges whenever he or she directs the Plan Agent to sell Common Shares held in a distribution reinvestment account.

All correspondence concerning the Plan should be directed to the Plan Agent at American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269-0560.  Please call 1-866-706-0514 between the hours of 9:00 a.m. and 5:00 p.m. Eastern Time if you have questions regarding the Plan.

Description of capital structure

The Trust is an unincorporated business trust established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998 and filed that day with the Secretary of The Commonwealth (the “Declaration of Trust”).  The Declaration of Trust provides that the Trustees of the Trust may authorize separate classes of shares of beneficial interest.  The Trustees have authorized an unlimited number of Common Shares.  The Trust intends to hold annual meetings of Common Shareholders in compliance with the requirements of the NYSE.

COMMON SHARES

The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional Common Shares of beneficial interest, $0.01 par value per Common Share.  Each Common Share represents an equal proportionate interest in the assets of the Trust with each other Common Share in the Trust.  Holders of Common Shares will be entitled to the payment of distributions when, as and if declared by the Board.  The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of distributions to the holders of Common Shares.  Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of the Trust, after paying or adequately providing for the payment of all liabilities of the Trust and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Trust among the holders of the Common Shares.  The Declaration of Trust provides that Common Shareholders are not liable for any liabilities of the Trust, requires inclusion of a clause to that effect in every agreement entered into by the Trust and indemnifies shareholders against any such liability.  Although shareholders of an unincorporated business trust established under Massachusetts law may, in certain limited circumstances, be held personally liable for the obligations of the trust as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability for Common Shareholders remote.

While there are any borrowings or preferred shares outstanding, the Trust may not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Trust’s total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Trust not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon, whether or not earned or declared and on a cumulative basis).  In addition to the requirements of the 1940 Act, the Trust may be required to comply with other asset coverage requirements as a condition of the Trust obtaining a rating of the preferred shares from a Rating Agency.  These requirements may include an asset coverage test more stringent than under the 1940 Act.  This limitation on the Trust’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Trust to maintain its qualification for taxation as a regulated investment company for federal income tax purposes.  The Trust intends, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Trust’s status as a regulated investment company.  See “Investment objective, policies and risks” and “Distributions and taxes.”  Depending on the timing of any such redemption or repayment, the Trust may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

The Trust has no present intention of offering additional Common Shares, except as described herein.  Other offerings of its Common Shares, if made, will require approval of the Board.  Any additional offering will not be sold at a price per Common Share below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Trust’s outstanding Common Shares.  The Common Shares have no preemptive rights.

The Trust generally will not issue Common Share certificates.  However, upon written request to the Trust’s transfer agent, a share certificate will be issued for any or all of the full Common Shares credited to an investor’s account. Common Share certificates that have been issued to an investor may be returned at any time.

REPURCHASE OF COMMON SHARES AND OTHER DISCOUNT MEASURES

Because shares of closed-end funds frequently trade at a discount to their NAVs, the Board has determined that from time to time it may be in the interest of Common Shareholders for the Trust to take corrective actions.  The Board, in consultation with Eaton Vance, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the NAV of the Common Shares, the liquidity of the assets of the Trust, effect on the Trust’s expenses, whether such transactions would impair the Trust’s status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Trust’s ability to consummate such transactions.  There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Common Shares trading at a price which is equal to or approximates their NAV.  In recognition of the possibility that the Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of Common Shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.

PREFERRED SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares, having a par value of $0.01 per share, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders.  On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B APS, with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.  As of [June 30], 2010, 620 Series A and 620 Series B APS had been redeemed.  The APS have seniority over the Common Shares.

Under the requirements of the 1940 Act, the Trust must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%.  Asset coverage means the ratio which the value of the total assets of the Trust, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Trust, if any, plus the aggregate liquidation preference of the preferred shares.  The liquidation value of the preferred shares is equal to their aggregate original purchase price plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon (on a cumulative basis), whether or not earned or declared.  The terms of the preferred shares, including their distribution rate, voting rights, liquidation preference and redemption provisions, is determined by the Board (subject to applicable law and the Trust’s Declaration of Trust).  The Trust may issue preferred shares that provide for the periodic redetermination of the distribution rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred shares may also enable the Trust to lengthen such intervals.  At times, the distribution rate on the Trust’s preferred shares may exceed the Trust’s return after expenses on the investment of proceeds from the preferred shares, resulting in a lower rate of return to Common Shareholders than if the preferred shares were not outstanding.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (equal to the original purchase price per share plus the applicable redemption premium, if any, together with accrued and unpaid distributions, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Common Shares.  After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Trust.

Holders of preferred shares, voting as a class, shall be entitled to elect two of the Trust’s Trustees.  Under the 1940 Act, if at any time distributions on the preferred shares are unpaid in an amount equal to two full years’ distributions thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Trust’s Trustees until all distributions in arrears have been paid or declared and set apart for payment.  In addition, if required by a Rating Agency rating the preferred shares or if the Board determines it to be in the best interests of the Common Shareholders, issuance of the preferred shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the preferred shares may be entitled to elect a majority of the Trust’s Board in other circumstances, for example, if one payment on the preferred shares is in arrears.

The APS have been rated AAA by S&P.  The Trust currently intends to seek to maintain this rating or an equivalent credit rating from other Rating Agencies on the APS or any preferred shares it issues.  The Trust is subject to investment restrictions of the Rating Agencies as a result.  Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing.  Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act.  These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Trust’s portfolio in accordance with its investment objective and policies and it is not anticipated that they will so impeded Eaton Vance in the future.  See “Description of capital structure—Preferred shares.”

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its Board, thereby potentially depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Trust.  These provisions may have the effect of discouraging attempts to acquire control of the Trust, which attempts could have the effect of increasing the expenses of the Trust and interfering with the normal operation of the Trust.

The Board is divided into three classes, with the term of one class expiring at each annual meeting of Common Shareholders.  At each annual meeting, one class of Trustees is elected to a three-year term.  This provision could delay for up to two years the replacement of a majority of the Board.  A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Trust that elected such Trustee and are entitled to vote on the matter.

In addition, the Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Trust, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders (“Principal Shareholders”) of a class of shares and their associates, unless the Board has approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect.  For these purposes, a Principal Shareholder refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Trust.  The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder; (ii) the issuance of any securities of the Trust to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Trust or any subsidiary thereof, in exchange for securities of the Trust, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of Common Shareholders generally.  Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

CONVERSION TO OPEN-END FUND

The Trust may be converted from a “closed-end company” to an “open-end company,” as those terms are defined in Section 5(a)(2) and 5(a)(1), respectively, of the 1940 Act at any time if approved by the lesser of (i) two-thirds or more of the Trust’s then outstanding Common Shares and preferred shares (if any), each voting separately as a class, or (ii) more than 50% of the then outstanding Common Shares and preferred shares (if any), each voting separately as a class, if such conversion is recommended by at least 75% of the Trustees then in office.  If approved in the foregoing manner, conversion of the Trust could not occur until 90 days after the shareholders’ meeting at which such conversion was approved and would also require at least 30 days’ prior notice to all shareholders. The current composition of the Trust’s portfolio likely would prohibit the Trust from complying with regulations of the SEC applicable to open-end management investment companies.  Accordingly, conversion likely would require significant changes in the Trust’s investment policies and liquidation of a substantial portion of its relatively illiquid portfolio.  Conversion of the Trust to an open-end management investment company also would require the redemption of any outstanding APS and could require the repayment of borrowings.  In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system.  The Board believes, however, that the closed-end structure is desirable, given the Trust’s investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Trust to an open-end management investment company.

Common Shareholders of an open-end management investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge, if any, as might be in effect at the time of a redemption.  If converted to an open-end management investment company, the Trust expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities.  If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash.  If the Trust were converted to an open-end management investment company, it is likely that new Common Shares would be sold at NAV plus a sales load.

Custodian and transfer agent

State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116 is the custodian of the Trust and will maintain custody of the securities and cash of the Trust.  State Street maintains the Trust’s general ledger and computes NAV per share at least weekly.  State Street also attends to details in connection with the sale, exchange, substitution, transfer and other dealings with the Trust’s investments and receives and disburses all funds.  State Street also assists in preparation of shareholder reports and the electronic filing of such reports with the SEC.

American Stock Transfer & Trust Company is the transfer agent and dividend disbursing agent of the Trust.

Legal opinions

Certain legal matters in connection with the Common Shares will be passed upon for the Trust by K&L Gates LLP, Boston, Massachusetts.

Reports to stockholders

The Trust will send to Common Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Independent registered public accounting firm

[         ], are the independent registered public accounting firm for the Trust and audit the Trust’s financial statements.

Additional information

This prospectus and the Statement of Additional Information do not contain all of the information in the Registration Statement that the Trust has filed with the SEC (file No. 811-09141).  The complete Registration Statement may be obtained from the SEC at www.sec.gov.  See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

Table of contents for the Statement of Additional Information

Additional investment information and restrictions
Trustees and officers
Investment advisory and other services
Determination of net asset value
Portfolio trading
Taxes
Other information
Independent registered public accounting firm
Financial statements
Appendix A: Ratings
Appendix B: Proxy voting policy and procedures

The Trust’s privacy policy

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:
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Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

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None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

●	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

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We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Real Estate Management and Boston Management and Research.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

[EATON VANCE LOGO]

SUBJECT TO COMPLETION July  __, 2010

STATEMENT OF ADDITIONAL INFORMATION
    July                       , 2010

Eaton Vance Municipal Income Trust
Two International Place
Boston, Massachusetts 02110
(800) 225-6265

TABLE OF CONTENTS

Page
Additional investment information and restrictions
Trustees and officers
Investment advisory and other services
Determination of net asset value
Portfolio trading
Plan of distribution
Taxes
Other information
Independent registered pubilc accounting firm
Financial statements
Appendix A: Ratings	A-
Appendix B: Proxy voting policy and procedures	B-

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE MUNICIPAL INCOME TRUST (THE “TRUST”) DATED JULY           , 2010, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE TRUST AT 1-800-225-6265.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Trust’s prospectus.

Additional investment information and restrictions

Primary strategies are defined in the Trust’s prospectus.  The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks.  The Adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the Trust’s investment objective.

Municipal Obligations.
Municipal obligations are issued to obtain funds for various public and private purposes.  Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years.  While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions.  Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category.  In assessing the federal income tax treatment of interest on any municipal obligation, the Trust will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Trust derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT.  For corporate shareholders, the Trust’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).   For both individual and corporate taxpayers, the American Recovery and Reinvestment Act of 2009 provides an exemption from the federal alternative minimum tax for interest on private activity bonds that are issued after December 31, 2008 and before January 1, 2011, including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds.  Issuers of general obligation bonds include states, counties, cities, towns and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes.  The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest.  The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.  Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.

Revenue bonds have been issued to fund a wide variety of capital projects, including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals.  Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations.  Housing finance authorities have a wide range of security, including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund.  Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations.  Such payments are usually subject to annual appropriations by the state or locality.  Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the

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municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.  The Trust may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities.  Such warrants or rights may be held indefinitely, but if exercised, the Trust anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded.  There have been recent instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities.  The Trust will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service.  Such action may include retaining the services of various persons or firms (including affiliates of the Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Trust as a result of any such event, and the Trust may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired.  The Trust anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Trust.  The Trust will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations that they undertake to rate.  It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality.  Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield.  In addition, the market price of such municipal obligations will normally fluctuate with changes in interest rates, and, therefore, the NAV of the Trust will be affected by such changes.

State Specific Investments.
The Trust has no current intention to invest 25% or more of its gross assets (but may invest up to such amounts) in municipal obligations of issuers located in the same state (or U.S. territory), but reserves the flexibility to do so in the future. If the Trust invests 25% or more of its gross assets in any one state (or U.S. territory), the Trust may be more susceptible to adverse economic, political or regulatory occurrences affecting a particular state (or U.S. territory). Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks. [For purposes of this policy, the Trust’s investments in pre-refunded municipal obligations that are fully backed as to payment of principal and interest by a pledge to an independent escrow agent of U.S. Government securities shall not count as obligations of an issuer located in a particular state. ]

Sector Concentration.
The Trust may invest 25% or more of its total assets in municipal obligations in certain economic sectors.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in a particular economic sector.   In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.  Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

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Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Bonds to finance life care facilities are normally secured only by the revenues of each facility and not by state or local government tax payments, as they are subject to a wide variety of risks.  Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments.  Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressure is an important factor in this process.  The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Industrial  development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments.  They are subject to a wide variety of risks, many of which relate to the nature of the specific project.  Generally, IDBs are sensitive to the risk of a slowdown in the economy.

The Trust may invest in tobacco bonds.  Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”).  Appropriation backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient.  These payments are not generally fixed, but rather are tied to the volume of the company’s U.S. sales of cigarettes.  Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state.  Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

In addition, the airline industry continues to evolve.  A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy.  Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices.  Court rulings have given some guidance to the viability of collateral structures.  However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status.  In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Insured Obligations.
The Trust may purchase municipal obligations insured as to their scheduled payment of principal and interest or municipal obligations that are additionally secured by bank credit agreements or escrow accounts.

The credit quality of companies that provide such credit enhancements will affect the value of those securities.  Although the insurance feature may reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Trust’s current yield.  See Appendix A for a description of the claims-paying ability ratings of S&P and Moody’s.  In addition, changes in the claims-paying ability or other ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation.  The insurance does not guarantee the market value of the insured obligation or the NAV of the Trust’s shares. To the extent that securities held by the Trust are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody’s, S&P or Fitch, the value of such securities may be affected.

Credit Quality.
While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions.  Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

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Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the Trust that are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Adviser to be of investment grade quality for purposes of the Trust’s investment policies.  The Trust may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the Adviser.  In the event the rating of an obligation held by the Trust is downgraded, causing the Trust to exceed a limitation, the Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Trust’s credit quality limitations.  In the case of a defaulted obligation, the Trust may incur additional expense seeking recovery of its investment.  See “Portfolio of Investments” in the “Financial Statements” incorporated by reference into this SAI with respect to any defaulted obligations held by the Trust.

When the Trust invests in lower rated or unrated municipal obligations, the achievement of the Trust’s goals is more dependent on the Adviser’s ability than would be the case if the Trust were investing in municipal obligations in the higher rating categories.  In evaluating the credit quality of a particular issue, whether rated or unrated, the Adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters.  The Adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds.  Such bonds may be rated investment grade, as well as below investment grade.  For a description of municipal bond ratings, see Appendix A.

Municipal Leases.
The Trust may invest in municipal leases and participations therein, which arrangements frequently involve special risks.  Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance.  “Participations” in such leases are undivided interests in a portion of the total obligation.  Participations entitle their holders to receive a pro rata share of all payments under the lease.  The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations.  Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Trust may be deemed illiquid, unless determined by the Adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities.  In determining the liquidity of municipal lease obligations, the Adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the Adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity.  If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the Adviser will consider the obligation to be liquid.  In the event the Trust acquires an unrated municipal lease obligation, the Adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds.
Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value.  The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance.  The Trust is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Trust is required to

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distribute that income for each taxable year.  Thus, the Trust may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities.
New issues of municipal obligations are sometimes offered on a “when-issued” basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Trust’s commitment and are subject to certain conditions, such as the issuance of satisfactory legal opinions.  The Trust may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer’s outstanding indebtedness.  Refunding contracts generally require the issuer to sell and the Trust to buy such securities on a settlement date that could be several months or several years in the future.  The Trust may also purchase instruments that give the Trust the option to purchase a municipal obligation when and if issued.

The Trust will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy.  The payment obligation and the interest rate that will be received on the securities are fixed at the time the Trust enters into the purchase commitment.  When the Trust commits to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its NAV.  Securities purchased on a when-issued basis and the securities held by the Trust are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise).  Therefore, to the extent that the Trust remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Trust’s NAV than if it solely set aside cash to pay for when-issued securities.

[Credit Derivatives
The Trust may invest in credit default swaps, total return swaps or credit options for hedging and other risk management purposes. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility.]

Redemption, Demand and Put Features and Put Options.
Issuers of municipal obligations reserve the right to call (redeem) the bond.  If an issuer redeems securities held by the Trust during a time of declining interest rates, the Trust may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.  Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder.  Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term).  These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Trust may retain the bond if interest rates decline.

Liquidity and Protective Put Options.
The Trust may enter into a separate agreement with the seller of the security or some other person granting the Trust the right to put the security to the seller thereof or the other person at an agreed upon price.  Such agreements are subject to the risk of default by the other party, although the Trust intends to limit this type of transaction to institutions (such as banks or securities dealers) that the Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates.  There is no assurance that this kind of put option will be available to the Trust or that selling institutions will be willing to permit the Trust to exercise a put to hedge against rising interest rates.  The Trust does not expect to assign any value to any separate put option that may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the

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exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options.  Interest income generated by certain bonds having put or demand features may be taxable.

OTC Options.
The Trust may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Trust at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option.  Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer.  The buyer may not pay a premium for such option.  There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and, therefore, the Trust would not be entitled to the appreciation above such price.

Variable Rate Obligations.
The Trust may purchase variable rate obligations.  Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  The revised rates are usually set at the issuer’s discretion in which case the investor normally enjoys the right to “put” the security back to the issuer or his agent.  Rate revisions may alternatively be determined by formula or in some other contractual fashion.  Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks.  To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder.  The Trust would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Residual Interest Bonds.
The Trust may invest in residual interests in a trust that holds municipal securities (“inverse floaters” also known as “residual interest bonds”).  The interest rate payable on an inverse floater bears an inverse relationship to the interest rate on another security issued by the trust.  Because changes in the interest rate on the other security inversely affect the interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond.  Inverse floaters have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Trust when short-term interest rates rise, and increase the interest paid to the Trust when short-term interest rates fall.  Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile.  These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.  Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity.  These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.  While inverse floaters expose the Trust to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Trust’s restrictions on borrowings.

A tender option bond trust typically can be collapsed or closed by the holder of the residual interest bonds (such as the Trust) or by the liquidity provider.  Generally, because the Trust may act to collapse the tender option bond trust and receive the value of the residual interests bonds held by the Trust within 7-days, such residual interest bonds are considered liquid securities when held by the Trust.

At the discretion of the Adviser, the Trust may enter into a so-called shortfall and forbearance agreement with the sponsor of an inverse floater held by the Trust. The Trust generally may enter into such agreements (i) when the liquidity provider to the tender option bond trust requires such an agreement because the level of leverage in the tender option bond trust exceed the level that the liquidity provider is willing support absent such an agreement; and/or (ii) to seek to prevent the liquidity provider from collapsing the tender option bond trust in the event that the municipal obligation held in the trust has declined in value.  Such agreements commit the Trust to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Such agreements may expose the Trust’s other assets to losses.  Absent a shortfall and forebearance agreement, the Trust would not be required to make such a reimbursement. If the Trust chooses not to enter into such an agreement, the inverse floater could be terminated and the Trust could incur a loss.  The Trust will segregate or ear mark liquid assets with its custodian on a mark-to-market basis to cover any obligations owed to the sponsor under any such agreement.

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Interest Rate Swaps and Forward Rate Contracts.
Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).  The Trust will only enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Trust receiving or paying, as the case may be, only the net amount of the two payments).  The Trust may also enter forward rate contracts.  Under these contracts, the buyer locks in an interest rate at a future settlement date.  If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates.  If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  Any such gain received by the Trust would be taxable.
If the other party to an interest rate swap or forward rate contract defaults, the Trust’s risk of loss consists of the net amount of payments that the Trust is contractually entitled to receive.  The net amount of the excess, if any, of the Trust’s obligations over its entitlements will be maintained in a segregated account by the Trust’s custodian.  The Trust will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction.  These instruments are traded in the OTC market.

Illiquid Obligations.
At times, a substantial portion of the Trust’s assets may be invested in securities as to which the Trust, by itself or together with other accounts managed by the Adviser and its affiliates, holds a major portion or all of such securities.  Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Trust could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Trust’s NAV.  Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder.  Rule 144A securities may be treated as liquid securities if the Adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Trust illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Trust) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Trust may invest.  The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations.  As a result, the Trust may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Futures Contracts and Options on Futures Contracts.
A change in the level of interest rates may affect the value of the securities held by the Trust (or of securities that the Trust expects to purchase).  To hedge against changes in rates or as a substitute for the purchase of securities, the Trust may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices.  All futures contracts entered into by the Trust are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange.  The Trust may purchase and write call and put options on futures contracts that are traded on a United States or foreign exchange or board of trade. The Trust will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Trust engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions.  In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price.  Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price.  Once the daily limit is reached, no trades may be made that day at a price beyond the limit.  This may prevent the Trust from closing out positions and limiting its losses.

The Trust will engage in futures and related options transactions for either hedging or non-hedging purposes.  The Trust will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Trust or which it expects to purchase.  The Trust will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Trust as a regulated investment company for federal income tax purposes.  The Trust has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a CPO.

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Asset Coverage Requirements.
Transactions involving when-issued securities, futures contracts and options (other than options that the Trust has purchased), interest rate swaps or forward rate contracts may expose the Trust to an obligation to another party.  The Trust will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1).  The Trust will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.  The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position(s) requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets.  As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management.

Temporary Investments
The Trust may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes.  Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover.
The Trust may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates).  Securities may also be purchased and sold based on their relative value in the marketplace.  In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Trust believes to be a temporary disparity in the normal yield relationship between the two securities.  Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors.  Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading.  The Trust cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less).  A 100% annual turnover rate could occur, for example, if all the securities held by the Trust were replaced once in a period of one year.  A high turnover rate (100% or more) necessarily involves greater expenses to the Trust.  The portfolio turnover rates for the Trust for the fiscal years ended November 30, 2008 and November 30, 2007 were 53% and 37%, respectively.

Diversified Status.
The Trust is a “diversified” investment company under the 1940 Act.  This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer.  With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Trust are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Trust’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Trust present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Trust.  Accordingly, as a matter of fundamental policy, the Trust may not:

(1)      Borrow money, except as permitted by the 1940 Act;

(2)      Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (1) above;

(3)      Purchase securities on margin (but the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).  The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

(4)      Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling or disposing of a portfolio investment;

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(5)      Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Trust is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements, and (c) lending its portfolio securities;

(6)      Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate.  The Trust reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

(7)      Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments;

(8)      Invest more than 25% of its total assets in issuers in any one industry.

For purposes of the Trust’s investment restrictions, the determination of the “issuer” of a municipal obligation that is not a general obligation bond will be made by the Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

The Trust may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.  The 1940 Act currently requires that the Trust have 300% asset coverage with respect to all borrowings other than temporary borrowings.

For purposes of construing  restriction (8), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries.  Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries.  However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users.  The foregoing 25% limitation would apply to these issuers.  As discussed in the Trust’s prospectus and this SAI, the Trust may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, industrial development bonds, electrical utility revenue obligations and private activity securities.  The Trust reserves the right to invest more than 25% of total assets in each of these sectors.

The Trust has adopted the following nonfundamental investment policy, which may be changed by the Trustees without approval of the Trust’s shareholders.  As a matter of nonfundamental policy, the Trust may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Upon Board’s approval, the Trust may invest more than 10% of its total assets in one or more other management investment companies (or may invest in affiliated investment companies) to the extent permitted by the 1940 Act and rules thereunder.

Whenever an investment policy or investment restriction set forth in the Trust’s prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards,  such  percentage  limitation or standard shall be determined immediately after and as a result of the Trust’s acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances will not compel the Trust to dispose of such security or other asset.  Notwithstanding the foregoing, the Trust must always be in compliance with the borrowing policies set forth above.

Trustees and officers

The  Trustees  of the  Trust  are  responsible  for the  overall  management  and supervision  of the affairs of the Trust.  The  Trustees and officers of the Trust are listed below.  Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.  The “noninterested Trustees” consist of those  Trustees  who are not  “interested  persons” of the  Trust, as that term is defined  under the 1940 Act.  The business  address of each Trustee and  officer is Two  International Place,  Boston, Massachusetts 02110.  As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV”  refers  to Eaton  Vance,  Inc.,  “BMR” refers to  Boston  Management  and Research,  and “EVD” refers to Eaton Vance  Distributors Inc.  EVC and EV are the corporate parent and trustee,  respectively, of Eaton Vance and BMR.  Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

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Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years, and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held During Last Five Years
Interested Trustee
Thomas E. Faust Jr. 5/31/58	Class II Trustee	Until 2010. 3 years. Trustee since 2007.	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD. Trustee and/or officer of 181 registered investment companies and 3 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.	181
Director of EVC. Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2007-2010), Eaton Vance Insured Florida Plus Municipal Bond Fund (2007-2008) and Eaton Vance National Municipal Income Trust (2007-2009).

Noninterested Trustees
Benjamin C. Esty 1/2/63	Class I Trustee	Until 2012. 3 years. Trustee since 2006.	Roy and Elizabeth Simmons Professor of Business Administration and Finance and Unit Head, Harvard University Graduate School of Business Administration.	181	Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2005-2010), Eaton Vance Insured Florida Plus Municipal Bond Fund (2005-2008) and Eaton Vance National Municipal Income Trust (2006-2009).
Allen R. Freedman 4/3/40	Class II Trustee	Until 2010. 3 years. Trustee since 2007.	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management	181	Director of Assurant, Inc. (insurance provider), and Stonemor Partners L.P. (owner and operator of cemeteries). Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2007-2010), Eaton

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			software to the power generating industry) (2005-2007).		Vance Insured Florida Plus Municipal Bond Fund (2007-2008) and Eaton Vance National Municipal Income Trust (2007-2009).
William H. Park 9/19/47	Class III Trustee	Until 2011. 3 years. Trustee since 2003.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	181	Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2005-2010), Eaton Vance Insured Florida Plus Municipal Bond Fund (2003-2008) and Eaton Vance National Municipal Income Trust (2003-2009).
Ronald A. Pearlman 7/10/40	Class I Trustee	Until 2011. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	181	Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2005-2010), Eaton Vance Insured Florida Plus Municipal Bond Fund (2003-2008) and Eaton Vance National Municipal Income Trust (2003-2009).
Helen Frame Peters 3/22/48	Class III Trustee	Until 2011. 2 years. Trustee since 2008.	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper	181	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded

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			Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).		funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009). Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2008-2010).
Heidi L. Steiger 7/8/53	Class III Trustee	Until 2011. 3 years. Trustee since 2007.	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	181
Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm). Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2007-2010), Eaton Vance Insured Florida Plus Municipal Bond Fund (2007-2008) and Eaton Vance National Municipal Income Trust (2007-2009).

Lynn A. Stout 9/14/57	Class I Trustee	Until 2012. 3 years. Trustee since 1998.	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Nationally-recognized expert on corporate law, corporate	181	Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2005-2010), Eaton Vance Insured Florida Plus Municipal Bond

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			governance, and securities regulation and author of numerous academic and professional papers on these topics.		Fund (2002-2008) and Eaton Vance National Municipal Income Trust (1998-2009).
Ralph F. Verni 1/26/43	Chairman of the Board and Class II Trustee	Until 2010. 3 years. Trustee since 2006. Chairman of the Board since 2007.	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	181	Formerly, Trustee of Eaton Vance Credit Opportunities Fund (2005-2010), Eaton Vance Insured Florida Plus Municipal Bond Fund (2005-2008) and Eaton Vance National Municipal Income Trust (2006-2009).
(1)           Includes both master and feeder funds in master-feeder structure.
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PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupations During Past Five Years
THOMAS M. METZOLD 8/3/58	President		Vice President of Eaton Vance and BMR. Officer of 47 registered investment companies managed by Eaton Vance of BMR.
CYNTHIA J. CLEMSON 3/2/63	Vice President		Vice President of Eaton Vance and BMR. Officer of 94 registered investment companies managed by Eaton Vance or BMR.
WILLIAM H. AHERN, JR. 7/28/59	Vice President		Vice President of Eaton Vance and BMR. Officer of 78 registered investment companies managed by Eaton Vance or BMR.
BARBARA E. CAMPBELL 6/19/57	Treasurer		Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 5/24/60	Secretary and Chief Legal Officer		Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 7/11/53	Chief Compliance Officer		Vice President of Eaton Vance and BMR. Officer of 178 registered investment companies managed by Eaton Vance or BMR.

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The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board has engaged an investment adviser to manage the Trust and an administrator to administer the Trust and is responsible for overseeing such adviser and administrator and other service providers to the Trust. The Board is currently composed of nine Trustees, including eight Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (each, an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Trust is subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Trust management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Trust service providers responsible for day-to-day oversight of Trust investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. Each of the adviser, administrator, principal underwriter and the other Trust service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Trust or to develop processes and controls to eliminate or mitigate their occurrence or effects.

The Board, with the assistance of management and with input from the Board’s various committees, reviews investment policies and risks in connection with its review of Trust performance. The Board has appointed the Trust’s CCO who oversees the implementation and testing of the Trust compliance program and reports to the Board regarding compliance matters for the Trust and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Trust shares. The administrator and the investment adviser are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Trust regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.

The Board of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee.  Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.  As of the date of this SAI, the Governance Committee has convened [ ] times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

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Messrs. Park (Chair) and Verni and Mmes. Steiger and Stout are members of the Audit Committee.  The Board has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Trust’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Trust; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Trust.  As of the date of this SAI the Audit Committee has convened [ ] times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman and Ms. Peters are currently members of the Contract Review Committee.  The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Trust, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Trust or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board.  As of the date of this SAI the Contract Review Committee convened [ ] times.

Messrs. Esty (Chair) and Freedman and Ms. Peters are currently members of the Portfolio Management Committee.  The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Trust and its investment adviser and sub-adviser(s), if applicable, relative to the Trust’s stated objective, strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Trust; and (iii) assist the Board in its monitoring of the performance results of the Trust, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time.  As of the date of this SAI, the Portfolio Management Committee convened [ ] times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Trust; (ii) serve as a liaison between the Board and the Trust’s Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.  As of the date of this SAI the Compliance Reports and Regulatory Matters Committee convened [ ] times.

Share Ownership.  The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Trust and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2008.  Interests in a Eaton Vance portfolio cannot be purchased by a Trustee.

Name of Trustee	Dollar Range of Equity Securities Owned in the Trust	Aggregate Dollar Range of Equity Securities Owned in All Registered Funds Overseen by Trustee in the Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	Over $100,000
Noninterested Trustees
Benjamin C. Esty	None	Over $100,000
Allen R. Freedman	None	Over $100,000
William H. Park	None	Over $100,000
Ronald A. Pearlman	None	Over $100,000
Helen Frame Peters	None	Over $100,000
Heidi L. Steiger	None	Over $100,000
Lynn A. Stout	None	Over $100,000*
Ralph F. Verni	None	Over $100,000*

        * Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan

As of December 31, 2009, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

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During the calendar years ended December 31, 2008 and December 31, 2009, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC, EVD;

2.
Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any fund; (ii) another trust or fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD; (iii) EVC, EVD; (iv) a person controlling, controlled by or under common control with EVC, EVD; or (v) an officer of any of the above; or

3.
Any direct or indirect relationship with (i) the Trust or any fund; (ii) another trust or fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD; (iii) EVC, EVD; or (iv) a person controlling, controlled by or under common control with EVC, EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2008 and December 31, 2009, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the board of directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Trust who are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”).  Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments.  Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of the Trust and will not obligate the Trust to retain the services of any Trustee or obligate the Trust,to pay any particular level of compensation to the Trustee.  The Trust, does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust, are paid by the Trust.  (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.)  During the fiscal year ended November 30, 2009, the Trustees of the Trust earned the following compensation in their capacities as Trustees of the Trust.  For the year ended December 31, 2009, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park(2)	Ronald A. Pearlman	Helen Frame Peters	Heidi L. Steiger	Lynn A. Stout(2)	Ralph F. Verni(3)
Trust	$1,692	$1,545	$1,692	$1,692	$1,376	$1,545	$1,692	$2,391
Trust and Fund Complex (1)	$230,000	$210,000	$230,000	$230,000	$183,750	$210,000	$230,000 (4)	$325,000 (5)

(1)	As of January 11, 2010, the Eaton Vance Fund Complex consisted of 178 registered investment companies or series thereof.
(2)	Includes $371 of deferred compensation.
(3)	Includes $1,341 of deferred compensation.
(4)	Includes $45,000 of deferred compensation.
(5)	Includes $162,500 of deferred compensation.

Proxy Voting Policy.  The Trust is subject to the Eaton Vance Funds Proxy Voting Policy and Procedures, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”). The Trustees will review the Trust’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. An independent proxy voting service has been retained to assist in the voting of the Trust proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In the event that a conflict of interest arises between the Trust’s shareholders and the investment adviser or any of its affiliates or any affiliate of the Trust, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Trust, except as contemplated under the Trust Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action. The Trust’s and the Adviser’s Proxy Voting Policies and Procedures are attached as Appendix B to this SAI.

Information on how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

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Investment advisory and other services

The Investment Adviser.  Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931.  They maintain a large staff of experienced fixed-income, senior loan and equity investment professionals to service the needs of their clients.  The fixed-income group focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The senior loan group focuses on senior floating rate loans, unsecured loans and other floating rate debt securities such as notes, bonds and asset backed securities.  The equity group covers stocks ranging from blue chip to emerging growth companies.  Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts.

The Trust will be responsible for all of its costs and expenses not expressly stated to be payable by Eaton Vance under the Advisory Agreement or Administration Agreement.  Such costs and expenses to be borne by the Trust include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining NAV and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws; stock exchange listing fees and governmental fees; rating agency fees and preferred share remarketing expenses; expenses of reports to shareholders, proxy statements and other expenses of shareholders’ meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; expenses of conducting repurchase offers for the purpose of repurchasing Trust shares; and investment advisory and administration fees.  The Trust will also bear expenses incurred in connection with any litigation in which the Trust is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

The Advisory Agreement with the Adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Trust who are not interested persons of the Adviser or of the Trust, such vote being cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Board of the Trust or by vote of a majority of the outstanding shares of the Trust. The Trust’s Administration Agreement continues in effect from year to year so long as such continuance is approved at least annually by (i) the Board and (ii) the vote of a majority of the Trust’s Trustees who are not interested persons of the Trust or Eaton Vance.  Each agreement may be terminated at any time without penalty on sixty (60) days’ prior written notice by the Trustees of the Trust or Eaton Vance, as applicable, or by vote of the majority of the outstanding shares of the Trust.  Each agreement will terminate automatically in the event of its assignment.  Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Trust or to any shareholder of the Trust under such agreements on the part of Eaton Vance, Eaton Vance shall not be liable to the Trust for any loss incurred, to the extent not covered by insurance.

Pursuant to the Advisory Agreement between the Adviser and the Trust, the Trust has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of 0.70% of the average weekly gross assets of the Trust.  Gross assets of the Trust shall be calculated by deducting accrued liabilities of the Trust not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed.

Eaton Vance is a business trust organized under the laws of the Commonwealth of Massachusetts. EV serves as trustee of Eaton Vance. Eaton Vance and EV are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Faust and Richardson, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Walter P. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance, with the exception of Messrs. Stein and Langstraat). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of and Eaton Vance and its affiliates who are also officers, or officers and Directors of EVC and EV. As indicated under “Trustees and Officers,” all of the officers of the Fund hold positions in the Eaton Vance organization.

EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Trust, State Street Bank and Trust Company (“State Street”).  It is Eaton Vance’s opinion that the terms and

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conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Trust, and such banks.

Portfolio Managers.  Thomas M. Metzold, CFA, serves as the portfolio manager of the Trust. Mr. Metzold manages other investment companies and/or investment accounts in addition to the Trust.  The following tables show, as of June 30, 2009, the number of accounts Mr. Metzold managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of accounts	Total assets of accounts	Number of accounts paying a performance fee	Total assets of accounts paying a performance fee

Registered Investment Companies	7	$7,287.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

__________

Mr. Metzold did not beneficially own shares of the Trust as of June 30, 2009   As of December 31, 2008, Mr. Metzold beneficially owned over $1,000,000 of funds in the Eaton Vance Fund Complex.

It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Trust’s investments on the one hand and the investments of other accounts for which the Trust manager is responsible for on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Trust and other accounts he advises.  In addition, due to differences in the investment strategies or restrictions between the Trust and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Trust.  In some cases, another account managed by the portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.  The investment adviser has adopted several policies and procedures designed to address these potential conflicts including:  a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure of Eaton Vance.  Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees.  Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks.  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio.  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages

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among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company.  The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income.  While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Code of Ethics

The Adviser and the Trust have adopted a Code of Ethics governing personal securities transactions.  Under the Code of Ethics, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Trust) subject to certain pre-clearance and reporting requirements and other procedures.

The Code of Ethics can be reviewed and copied at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http:/www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Investment Advisory Services

Under the general supervision of the Trust’s Board, Eaton Vance will carry out the investment and reinvestment of the assets of the Trust, will furnish continuously an investment program with respect to the Trust, will determine which securities should be purchased, sold or exchanged, and will implement such determinations.  Eaton Vance will furnish to the Trust investment advice and provide related office facilities and personnel for servicing the investments of the Trust.  Eaton Vance will compensate all Trustees and officers of the Trust who are members of the Eaton Vance organization and who render investment services to the Trust, and will also compensate all other Eaton Vance personnel who provide research and investment services to the Trust.

Administrative Services

Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust, subject to the supervision of the Trust’s Board.  Eaton Vance will furnish to the Trust office space and all necessary office facilities, equipment and personnel for administering the affairs of the Trust. Eaton Vance will compensate all Trustees and officers of the Trust who are members of the Eaton Vance organization and who render executive and administrative services to the Trust, and will also compensate all other Eaton Vance personnel who perform management and administrative services for the Trust.  Eaton Vance’s administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Trust’s custodian and transfer agent, providing assistance in connection with the Trustees and shareholders’ meetings, providing services in connection with quarterly repurchase offers and other administrative services necessary to conduct the Trust’s business.

Determination of net asset value

The NAV per share of the Trust is determined no less frequently than daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time).  The NAV per share is determined by State Street Bank and Trust Company, in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Trust’s total assets, less its liabilities, by the number of shares outstanding.

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Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Trust, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service.  The pricing service uses factors which may include: information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value.  Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service.  Open futures positions on debt securities are valued at closing settlement prices on the valuation day, unless such price does not reflect the fair value of the contract, in which case the positions will be valued in accordance with the Trust’s procedures.

Portfolio trading

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance, the Adviser.  The Trust is responsible for the expenses associated with its portfolio transactions.  The Adviser is also responsible for the execution of transactions for all other accounts managed by it.  The Adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the Adviser’s judgment are advantageous to the Trust and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the Adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any.  In addition, the Adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the Adviser’s obligation to seek best overall execution for the Trust.  The Adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the Trust are generally traded in the OTC market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread.  The Trust may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters.  On occasion, it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Trust will incur a brokerage commission.  Although spreads or commissions paid on portfolio security transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Trust and the Adviser’s other clients in part for providing brokerage and research services to the Adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the Adviser may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made either on the basis of either that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion.  Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.  The Adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that

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execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers.  Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer.  These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings.  The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations.  The Adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer.  The Adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the Adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services that provide the Adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities.  Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer.  Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

To the extent the Adviser uses research credits generated from the Trust securities transactions to pay for Third Party Research Services (as described above), the Adviser has agreed to reduce the advisory fee payable by the Trust by the amount of such research credits.  However, the Adviser generally does not expect to acquire Third Party Research Services with research credits but may do so in the future.

Some broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”).  As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each.  In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined.  The advisory fee paid by the Trust will not be reduced in connection with the receipt of Proprietary Research Services by the Adviser.

The investment companies sponsored by the Adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the Adviser, to such companies.  Such companies may also pay cash for such information.

Securities considered as investments for the Trust may also be appropriate for other investment accounts managed by the Adviser or its affiliates.  Whenever decisions are made to buy or sell securities by the Trust and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where the Trust will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Trust from time to time, it is the opinion of the Trustees of the Trust that the benefits from the Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

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Taxes [to be updated]

The following discussion of federal income tax matters is based on the advice of K&L Gates LLP, counsel to the Trust.

The Trust has elected to be treated and intends to qualify each year as a RIC under Subchapter M of the Code. Accordingly, the Trust intends to satisfy certain requirements relating to sources of its income and diversification of its  assets and to distribute substantially all of its net investment income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Trust qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Trust qualified as a RIC for its fiscal year ended November 30, 2008. The Trust also seeks to avoid payment of federal excise tax. However, if the Trust fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Trust is permitted so to elect and so elects), plus any retained amount from the prior year, the Trust will be subject to a 4% excise tax on the undistributed amounts.  In order to avoid incurring a federal excise tax obligation, the Code requires that a Trust distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Trust paid no federal income tax. If the Trust fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. If the Trust does not qualify as a RIC for any taxable year, the Trust’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Trust may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Trust’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Trust and, in order to avoid a tax payable by the Trust, the Trust may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Trust may make required distributions to its shareholders.

The Trust may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Trust. Tax rules are not entirely clear about issues such as when the Trust may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Distributions by the Trust of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Trust to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Trust must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of the Trust are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Trust are taken into account in determining, and may increase, the portion of social  security and certain railroad retirement benefits that may be subject to federal income tax.   Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Trust’s net capital gain (“capital gain dividends”), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Trust’s earnings and profits will first reduce the adjusted tax basis of a holder’s Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends).

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Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Trust is not deductible to the extent it is deemed related to the Trust’s distributions of tax-exempt interest. Further, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Trust. “Substantial user” is defined in applicable Treasury regulations to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by the Trust and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Trust’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

In the course of managing its investments, the Trust may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Trust of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Trust. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Trust. The Trust’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Trust, defer Trust losses, cause adjustments in the holding periods of Trust securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Trust as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Trust level. It is not expected a significant portion of Trust distributions would be derived from qualified dividend income.

As a result of entering into swap contracts, the Trust may make or receive periodic net payments. The Trust may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Trust has been a party to a swap for more than one year). With respect to certain types of swaps, the Trust may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder’s adjusted tax basis in the Shares and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less and (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) (0% for individuals in the 10% or 15% tax bracket). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares, and will be disallowed to the extent of any exempt-interest dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or

24

exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, if the Shareholder is a participant in the Plan dividend reinvestment plan). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Trust shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Trust’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Trust’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when the Trust’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Trust’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Trust’s “qualified net interest income” (generally, the Trust’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Trust is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Trust’s “qualified short-term capital gains” (generally, the excess of the Trust’s net short-term capital gain over the Trust’s long-term capital loss for such taxable year). However, depending on its circumstances, the Trust may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

In the case of shares held through an intermediary, the intermediary may withhold even if the Trust designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that the Trust designates as “short-term capital gains dividends” or “long-term capital gains dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of the Trust at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by the Trust and will be treated as ordinary dividends to the foreign shareholder.

If the Trust’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Trust could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Trust’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Trust’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Trust’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Trust to individuals and certain other shareholders who have not provided the Trust with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Trust has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Trust’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and

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exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of the Trust’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Trust.

The Trust will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year., The Trust will designate dividends made to holders of common shares and to holders of those preferred shares in accordance with each class’s proportionate share of each item of Trust income (such as net capital gains and other taxable income). A class’s proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class.

Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, in the opinion of K&L Gates LLP, counsel to the Trust, under current law the manner in which the Trust intends to allocate items of ordinary income and net capital gain among the Trust’s common shares and, its preferred shares class will be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel’s opinion and attempt to reallocate the Trust’s net capital gain or other taxable income.

State and local taxes
Shareholders should consult their own tax advisers as the federal, state or local tax consequences of investing in the Trust.

Other information

The Trust is an organization of the type commonly known as a “Massachusetts business trust.”  Under Massachusetts law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust, together with the Trust’s by-laws, also provides for indemnification out of Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations.  The Trust has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Trust is remote.

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.  Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

The Declaration of Trust provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose.  The Declaration of Trust further provides that the Trustees of the Trust shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of any such Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares.  In conformity with the requirements of Section 16(c) of the 1940 Act, the Trust will assist such shareholders by providing information as reasonably requested regarding other Trust shareholders.

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The Trust’s prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Trust has filed with the SEC.  The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

Independent registered public accounting firm

[         ],  are  the  independent accountants for the Trust, providing audit services, tax return preparation, and assistance and consultation  with respect to the preparation of filings with the SEC.

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APPENDIX A

Description of securities ratings(†)
Moody’s Investors Service, Inc.

Long-Term Corporate Obligation Ratings

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
____________

(†)
The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Trust’s fiscal year end.

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Absence of Rating:  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

ISSUE CREDIT RATING DEFINITIONS

Long-Term Issue Credit Ratings

Investment grade

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on

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the obligation is still strong.

BBB:
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D:
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-):	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR:	NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

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Short-Term Issue Credit Ratings
A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch ratings

Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument, The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%- 50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

Investment grade

AAA:
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A:
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative grade

BB:
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-):
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate or public finance obligation ratings in the categories below ‘B’.

NR:	Indicates that Fitch does not rate the specific issue.

Conditional:	A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Short-Term Ratings
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes

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in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

* * * * * *

Notes:  Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Trust is dependent on the Adviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

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APPENDIX B

Eaton Vance Funds
Proxy
voting policy and procedures

I.  OVERVIEW

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II.  DELEGATION OF PROXY VOTING RESPONSIBILITIES

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III.  DELEGATION OF PROXY VOTING DISCLOSURE RESPONSIBILITIES

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV.  CONFLICTS OF INTEREST

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board, concerning the material conflict.

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Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V.  REPORTS

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

Eaton Vance Management
Boston Management and Research
Proxy voting policies and procedures

I.  INTRODUCTION

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.  OVERVIEW

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services

35

Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of Guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.  ROLES AND RESPONSIBILITIES

A.  Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B.  Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.  Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

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IV.  PROXY VOTING GUIDELINES (“Guidelines”)

A.  General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B.  Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.  Proposals Regarding Mutual Fund Proxies—Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/ Termination/Liquidation and Mergers contained in mutual fund proxies.

D.  Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.  Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.  Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.  WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within the Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.  NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or

37

(ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3.  OUT-OF-GUIDELINES VOTES: Votes Contrary to the Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V.  RECORDKEEPING

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

➢	A copy of the Advisers’ proxy voting policies and procedures;

➢	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

➢	A record of each vote cast;

➢	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

➢	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.  ASSESSMENT OF AGENT AND IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

A.  Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

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B.  Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

➢
Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

➢	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

➢
The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

➢
If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

➢
If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or, the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

➢	The client, in the case of an individual or corporate client;

➢	In the case of a Fund its board of directors, or any committee or sub-committee identified by the board; or

➢	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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Eaton Vance Municipal Income Trust

Statement of Additional Information
[         ], 2010
_______________

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
P.O. Box 922, Wall Street Station
New York, NY 10269-0560

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PART C

OTHER INFORMATION

ITEM 25.                      FINANCIAL STATEMENTS AND EXHIBITS

(1)           FINANCIAL STATEMENTS:

Included in Part A:
Not applicable.

Included in Part B:
Registrant’s Certified Shareholder Report on Form N-CSR filed January 25, 2010 (Accession No. 0000950123-10-004786 ) and incorporated herein by reference.
____________________________

(2)           EXHIBITS:

(a)   (1) Agreement and Declaration of Trust dated December 10, 1998 filed as Exhibit (a) to Registrant’s Initial Registration Statement on Form N-2 (File No. 811-09141) as to the Registrant’s common shares of beneficial interest (“Common Shares”) filed with the Securities and Exchange Commission (the “Commission”) on December 11, 1998 (the “Initial Common Shares Registration Statement”) (Accession No. 0000940394-98-000411) and incorporated herein by reference.

(2)           Amendment to Agreement and Declaration of Trust dated August 11, 2008 filed as Exhibit (1)(b) to Registrant’s Registration Statement on Form N-14 (“Registrant’s N-14”) filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(b)    (1) By-Laws filed as Exhibit (b) to Registrant’s Initial Common Shares Registration Statement filed with the  Commission on December 11, 1998 (Accession No. 0000940394-98-000411) and incorporated herein by reference.

(2)           Amendment No. 1 to the By-Laws filed as Exhibit (b)(2) to Registrant’s Amendment No. 3 to the Initial Common Shares Registration Statement filed with the Commission on March 1, 1999 (Accession No. 0000950135-99-001095) and incorporated herein by reference.

(3)           Amendment to the By-Laws dated August 16, 1998 filed as Exhibit (2)(c) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(4)           Amendment to the By-Laws dated February 13, 2003 filed as Exhibit (2)(d) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(5)           Amendment to the By-Laws dated December 20, 2004 filed as Exhibit (2)(e) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(6)           Amendment to the By-Laws dated February 7, 2005 filed as Exhibit (2)(f) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(7)           Amendment to the By-Laws dated February 8, 2005 filed as Exhibit (2)(g) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(8)           Amendment to the By-Laws dated September 15, 2005 filed as Exhibit (2)(h) to Registrant’s N-14 filed  with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(9)           Amendment to the By-Laws dated December 11, 2006 filed as Exhibit (2)(i) to Registrant’s N-14 filed  with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(10)           Amendment to the By-Laws dated August 11, 2008 filed as Exhibit (2)(j) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(11)           Amendment to the By-Laws dated November 17, 2008 filed as Exhibit (2)(k) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(c)           Not applicable.

(d)           (1)           Specimen Certificate for Common Shares of Beneficial Interest filed as Exhibit (d)(1) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(2)           Specimen Certificate for Auction Preferred Shares of Beneficial Interest filed as Exhibit (d)(2) to Registrant’s Initial Registration Statement on Form N-2 (File No. 333-70725) as to the Registrant’s auction preferred shares of beneficial interest (“Auction Preferred Shares”) filed with the Commission on March 1, 1999 (the “Initial Auction Preferred Shares Registration Statement”) (Accession No. 0000950135-99-001095) and incorporated herein by reference.

(3)           Form of Specimen Certificate of Series C Auction Preferred Shares filed as Exhibit (5)(d) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(e)           (1)           Dividend Reinvestment Plan with respect to Common Shares filed as Exhibit (2)(e) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares

2

Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(2)           Amended and Restated Dividend Reinvestment Plan filed as Exhibit (17)(c) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(f)           Not applicable

(g)           Investment Advisory Agreement dated December 21, 1998, filed as Exhibit (2)(g) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(h)           (1)           Purchase Agreement as to the Registrant’s Auction Preferred Shares filed as Exhibit (h)(1) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Auction Preferred Shares Registration Statement on Form N-  2/A filed with the Commission on March 1, 1999 (Accession No. 0000950135-99-001095) and incorporated herein by reference.

(2)           Master Agreement among Underwriters with respect to Common Shares filed as Exhibit (h)(2) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(3)           Master Selected Dealers Agreement with respect to Common Shares filed as Exhibit (h)(3) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(4)           Form of Underwriting Agreement dated January 26, 1999 with respect to Common Shares filed as Exhibit (h)(1) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(5)           Form of Underwriting Agreement with respect to the Rule 415 shelf offering to be filed by Amendment.

(i)           The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(j)           (1)           Custodian Agreement dated December 21, 1998 filed as Exhibit (j) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

3

(2)           Extension Agreement dated August 31, 2005 to Master Custodian Agreement with State Street Bank and Trust Company (formerly Investors Bank & Trust Company) filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-21745) filed with the Commission on September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(3)           Delegation Agreement dated December 11, 2000 with State Street Bank and Trust Company (formerly Investors Bank & Trust Company) filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32268, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500126) and incorporated herein by reference.

(k)           (1)           Auction Agency Agreement between the Registrant and Bankers Trust Co. with respect to Auction Preferred Shares filed as Exhibit (k)(1) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Auction Preferred Shares Registration Statement on Form N-2/A filed with the Commission on March 1, 1999 (Accession No. 0000950135-99-001095) and incorporated herein by reference.

(2)           Broker-Dealer Agreement with respect to Auction Preferred Shares filed as Exhibit (k)(2) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Auction Preferred Shares Registration Statement on Form N-2/A filed with the Commission on March 1, 1999 (Accession No. 0000950135-99-001095) and incorporated herein by reference.

(3)           DTC Representations Letter with respect to Auction Preferred Shares filed as Exhibit (k)(3) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Auction Preferred Shares Registration Statement on Form N-2/A filed with the Commission on March 1, 1999 (Accession No. 0000950135-99-001095) and incorporated herein by reference.

(4)           Transfer Agency and Services Agreement dated December 21, 1998 filed as Exhibit (k)(1) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(5)           Administration Agreement dated December 21, 1998 with respect to Common Shares filed as Exhibit (k)(2) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(6)           Form of Shareholder Servicing Agreement dated January 29, 1999 with respect to Common Shares filed as Exhibit (k)(3) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

4

(l)           Opinion and Consent of K&L Gates LLP to be filed by amendment.

(m)           Not applicable.

(n)           Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(o)           Not applicable.

(p)           Letter Agreement with Eaton Vance Management dated January 21, 1999 filed as Exhibit (p) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(q)           Not applicable.

(r)           Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) Pre-Effective Amendment No. 2 to Eaton Vance Tax-Advantaged Bond and Option Strategies Fund’s Registration Statement on Form N-2 (File Nos. 333-164369, 811-22380) filed May 24, 2010 (Accession No. 0000193125-10-126745) and incorporated herein by reference.

(s)           Powers of Attorney filed herewith.

ITEM 26.                      MARKETING ARRANGEMENTS

See Form of Underwriting Agreement to be filed by amendment.

ITEM 27.                      OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$_________________
FINRA Fees New York Stock Exchange Fees Costs of Printing and Engraving Accounting Fees and Expenses Legal Fees and Expenses
===============
Total	$_________________

ITEM 28.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 29.                      NUMBER OF HOLDERS OF SECURITIES

5

Set forth below is the number of record holders as of [     ] each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial interest, par value $0.01 per share	[ ]

ITEM 30.                      INDEMNIFICATION

The Registrant’s By-Laws contain, and the form of Underwriting Agreement to be filed by amendment is expected to contain, provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances. Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to: (i) the information set forth under the caption “Investment Advisory and Other Services” in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

ITEM 32.                      LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, NY 10038, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton

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Vance Building, 255 State Street, Boston, MA 02109. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 33.                      MANAGEMENT SERVICES

None.

ITEM 34.                      UNDERTAKINGS

1.           The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.           Not applicable.

3.           Not applicable.

4.           The Registrant undertakes to

(a)           file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)           to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)           to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement;

(3)           to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)           that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)           to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)           that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an

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offering, other than prospectus filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

(e)           that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities: The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)           any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act;

(2)           the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)           any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.           The Registrant undertakes that:

(a)           for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b)           for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.           The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

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NOTICE

A copy of the Agreement and Declaration of Trust of Eaton Vance Municipal Income Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 30th day of July 2010.

Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold President and Chief Executive Officer
                 Pursuant to the requirements of the Securities Act of 1933, as amended this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Thomas M. Metzold Thomas M. Metzold	President and Chief Executive Officer	July 30, 2010
/s/Barbara E. Campbell* Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)	July 30, 2010
/s/Thomas E. Faust Jr.* Thomas E. Faust Jr.	Trustee	July 30, 2010
/s/Benjamin C. Esty* Benjamin C. Esty	Trustee	July 30, 2010
/s/Allen R. Freedman* Allen R. Freedman	Trustee	July 30, 2010
/s/William H. Park* William H. Park	Trustee	July 30, 2010
/s/Ronald A. Pearlman* Ronald A. Pearlman	Trustee	July 30, 2010
/s/Helen Frame Peters* Helen Frame Peters	Trustee	July 30, 2010
/s/Heidi L. Steiger* Heidi L. Steiger	Trustee	July 30, 2010
/s/Lynn A. Stout* Lynn A. Stout	Trustee	July 30, 2010
/s/Ralph F. Verni* Ralph F. Verni	Trustee	July 30, 2010
_________________________

*By:        /s/ Maureen A. Gemma_
Maureen A. Gemma
(As Attorney-in-Fact)

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INDEX TO EXHIBITS

(s) Powers of Attorney

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